First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 80.1%

Australia - 0.3%
Newcrest Mining Ltd.	9,296,442	147,712,223

Belgium - 1.2%
Groupe Bruxelles Lambert NV	6,469,396	553,425,720

Brazil - 1.9%
Ambev SA, ADR	135,881,898	361,445,849
Itausa SA (Preference)	113,282,546	190,355,202
Wheaton Precious Metals Corp.	7,936,282	363,005,539
		914,806,590
Canada - 4.0%
Agnico Eagle Mines Ltd.	2,298,700	129,814,226
Barrick Gold Corp.	20,128,459	393,511,373
Franco-Nevada Corp.	769,497	112,872,669
Imperial Oil Ltd.	10,896,401	595,532,885
Nutrien Ltd.	4,138,319	342,611,430
Power Corp. of Canada	13,272,144	359,995,248
		1,934,337,831
China - 2.1%
Alibaba Group Holding Ltd.*	34,738,392	477,606,654
Prosus NV*	6,294,726	508,269,306
		985,875,960
France - 3.6%
Danone SA	10,211,219	559,975,979
Legrand SA	1,954,335	174,256,508
LVMH Moet Hennessy Louis Vuitton SE	145,168	126,728,101
Sanofi	4,031,951	394,826,688
Sodexo SA	3,480,088	344,990,916
Wendel SE	1,067,994	113,087,837
		1,713,866,029
Germany - 0.8%
Brenntag SE	1,126,149	84,064,835
Henkel AG & Co. KGaA (Preference)	4,137,100	294,976,545
		379,041,380
Hong Kong - 2.0%
CK Asset Holdings Ltd.	37,986,500	242,867,086
Guoco Group Ltd.	12,748,580	117,479,150
Hongkong Land Holdings Ltd.	31,759,300	155,264,082
Hysan Development Co. Ltd.	23,322,348	78,466,824
Jardine Matheson Holdings Ltd.	7,051,271	374,814,456
		968,891,598
Ireland - 0.3%
CRH plc	3,284,015	153,437,515

Japan - 7.0%
Chofu Seisakusho Co. Ltd. (a)	3,224,200	52,474,540
FANUC Corp.	2,720,500	480,684,318
Hirose Electric Co. Ltd.	1,258,915	163,890,961
Hoshizaki Corp.	5,662,600	203,549,369
Keyence Corp.	263,400	121,261,179
Komatsu Ltd.	6,756,000	166,025,053
Mitsubishi Electric Corp.	24,592,300	271,025,699
Mitsubishi Estate Co. Ltd.	21,378,880	274,785,346
MS&AD Insurance Group Holdings, Inc.	11,209,120	359,518,138
Secom Co. Ltd.	6,337,130	377,539,684
Shimano, Inc.	1,517,390	270,604,471
SMC Corp.	442,156	224,575,898
Sompo Holdings, Inc.	7,663,700	329,913,758
T Hasegawa Co. Ltd. (a)	3,002,800	73,510,498
USS Co. Ltd.	1,298,600	21,359,598
		3,390,718,510
Mexico - 1.3%
Fomento Economico Mexicano SAB de CV, ADR	5,421,458	476,004,012
Fresnillo plc	5,590,827	56,790,880
Industrias Penoles SAB de CV*	6,401,020	91,223,161
		624,018,053
Norway - 0.2%
Orkla ASA	15,778,116	117,794,955

South Korea - 1.8%
Hyundai Mobis Co. Ltd.	999,985	167,204,658
KT&G Corp.*	5,242,098	393,217,713
Lotte Confectionery Co. Ltd.*	161,797	15,783,061
Lotte Corp.*	913,277	24,072,255
Namyang Dairy Products Co. Ltd.	784	320,557
NAVER Corp.	629,662	104,603,022
Samsung Electronics Co. Ltd. (Preference)	3,025,981	135,788,152
		840,989,418
Sweden - 0.9%
Investor AB, Class A	4,970,940	99,212,948
Investor AB, Class B	11,255,824	218,723,050
Svenska Handelsbanken AB, Class A	12,783,537	133,307,015
		451,243,013
Switzerland - 2.4%
Cie Financiere Richemont SA (Registered)	5,088,998	784,506,339
Schindler Holding AG	1,798,637	383,356,763
		1,167,863,102
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,606,256	427,138,119

Thailand - 0.5%
Bangkok Bank PCL, NVDR	47,278,400	227,923,743

United Kingdom - 5.5%
BAE Systems plc	30,239,911	320,121,286
Berkeley Group Holdings plc (a)	6,766,463	346,494,969
British American Tobacco plc	19,154,797	734,276,606
Lloyds Banking Group plc	437,703,164	284,855,398
Reckitt Benckiser Group plc	4,483,021	319,464,302

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
Unilever plc	12,894,404	654,608,748
		2,659,821,309
United States - 43.4%
Alphabet, Inc., Class A*	2,694,360	266,310,542
Alphabet, Inc., Class C*	3,980,259	397,508,466
American Express Co.	2,046,860	358,057,220
Analog Devices, Inc.	2,464,848	422,647,487
Bank of New York Mellon Corp. (The)	11,504,615	581,788,381
Becton Dickinson & Co.	1,130,197	285,058,287
Berkshire Hathaway, Inc., Class A*	728	344,343,927
Boston Properties, Inc., REIT	2,546,846	189,841,901
Brown & Brown, Inc.	3,486,931	204,194,679
CH Robinson Worldwide, Inc. (a)	7,426,526	743,915,109
Charles Schwab Corp. (The)	2,951,646	228,516,433
Colgate-Palmolive Co.	7,218,573	538,000,246
Comcast Corp., Class A	21,961,227	864,174,282
Cummins, Inc.	1,455,755	363,269,103
Deere & Co.	381,724	161,408,176
Dentsply Sirona, Inc.	6,900,950	254,161,988
Douglas Emmett, Inc., REIT	8,215,068	137,602,389
DR Horton, Inc.	1,069,118	105,511,255
Elevance Health, Inc.	1,258,041	629,007,920
Equity Residential, REIT	5,273,527	335,659,994
Expeditors International of Washington, Inc.	1,875,971	202,886,264
Exxon Mobil Corp.	9,538,191	1,106,525,538
Fidelity National Financial, Inc.	1,180,125	51,960,904
Fidelity National Information Services, Inc.	1,678,512	125,955,540
Flowserve Corp. (a)	7,892,216	271,650,075
GSK plc	7,314,932	128,487,063
Haleon plc*	68,822,768	275,799,288
HCA Healthcare, Inc.	3,109,934	793,250,865
IPG Photonics Corp.* (a)	3,097,302	347,207,554
J.G. Boswell Co.	2,485	2,060,065
Kraft Heinz Co. (The)	4,471,740	181,239,622
Medtronic plc	1,421,609	118,974,457
Meta Platforms, Inc., Class A*	4,124,147	614,374,179
Microsoft Corp.	1,584,979	392,773,646
Mills Music Trust (a)	31,592	1,211,553
Nestle SA (Registered)	3,086,462	376,576,320
Newmont Corp.	7,901,033	418,201,677
NOV, Inc. (a)	26,905,276	657,564,945
Oracle Corp.	14,601,623	1,291,659,571
Philip Morris International, Inc.	6,664,841	694,743,026
PPG Industries, Inc.	853,547	111,251,316
Ross Stores, Inc.	2,633,277	311,227,009
Royal Gold, Inc.	1,476,988	187,621,786
RPM International, Inc.	174,428	15,682,821
Salesforce, Inc.*	1,385,077	232,651,384
Schlumberger Ltd.	19,905,698	1,134,226,672
Texas Instruments, Inc.	2,333,362	413,495,080
Travelers Cos., Inc. (The)	1,003,263	191,743,625
UGI Corp.	6,123,570	243,901,793
Union Pacific Corp.	518,453	105,862,918
Universal Health Services, Inc., Class B	3,368,166	499,195,883
US Bancorp	6,565,740	326,973,852
W.R. Berkley Corp.	2,267,622	159,051,007
Walmart, Inc.	1,383,386	199,027,744
Wells Fargo & Co.	6,275,140	294,115,812
Weyerhaeuser Co., REIT	10,347,140	356,252,030
Willis Towers Watson plc	2,553,725	649,131,358
		20,895,492,027
TOTAL COMMON STOCKS (Cost $26,444,964,255)		38,554,397,095

Investments	Ounces	Value ($)
COMMODITIES - 11.1%

Gold bullion* (Cost $2,902,970,315)	2,764,801	5,330,702,334

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.0%

Colombia - 0.2%
Titulos de Tesoreria
Series B, 5.75%, 11/3/2027	COP	504,289,700,000	84,407,982

Indonesia - 0.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	853,795,000,000	58,456,194

Mexico - 0.4%
Mex Bonos Desarr Fix Rt
Series M, 8.00%, 12/7/2023	MXN	911,940,000	47,351,336
Series M 20, 10.00%, 12/5/2024	MXN	816,590,000	43,464,158
Series M, 5.75%, 3/5/2026	MXN	1,813,230,000	87,205,092
			178,020,586
Peru - 0.1%
Republic of Peru
8.20%, 8/12/2026 (b)	PEN	221,343,000	59,383,917

South Korea - 0.2%
Republic of Korea
1.25%, 3/10/2026	KRW	158,937,690,000	121,125,504
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 573,462,545)			501,394,183

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0% (c)

United States - 0.0% (c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $5,115,830)	5,467,000	4,961,302

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 7.6%

COMMERCIAL PAPER - 7.6%
Arrow Electronics, Inc.
4.80%, 2/1/2023 (d)	17,703,000	17,700,611
BP Capital Markets plc
4.35%, 2/1/2023 (d)	83,658,000	83,647,830
4.51%, 2/13/2023 (d)	97,000,000	96,839,923
4.60%, 3/22/2023 (d)	20,000,000	19,871,306
CenterPoint Energy, Inc.
4.50%, 2/1/2023 (d)	19,876,000	19,873,483
Engie SA
4.66%, 2/15/2023 (d)	65,500,000	65,374,431
4.61%, 2/22/2023 (d)	47,572,000	47,436,613
4.61%, 2/23/2023 (d)	50,000,000	49,851,363
4.69%, 3/23/2023 (d)	69,800,000	69,338,215
4.71%, 4/25/2023 (d)	37,950,000	37,492,728
4.71%, 4/26/2023 (d)	100,000,000	98,776,236
Entergy Corp.
4.50%, 2/1/2023 (b)(d)	20,244,000	20,241,448
Export Development Canada
4.35%, 2/7/2023 (d)	80,000,000	79,930,934
4.42%, 2/16/2023 (d)	75,000,000	74,851,467
4.32%, 2/21/2023 (d)	25,000,000	24,934,900
4.45%, 3/14/2023 (d)	88,821,000	88,345,985
4.61%, 4/4/2023 (d)	50,000,000	49,593,300
4.68%, 4/19/2023 (d)	68,000,000	67,316,668
FMS Wertmanagement
4.40%, 3/8/2023 (d)	100,000,000	99,546,200
General Motors Financial Co., Inc.
4.75%, 2/1/2023 (d)	40,486,000	40,480,617
Henkel US Operations Corp.
4.35%, 3/10/2023 (d)	50,000,000	49,760,547
Hydro-Quebec
4.51%, 4/12/2023 (d)	53,089,000	52,622,338
Johnson & Johnson
4.38%, 3/15/2023 (b)(d)	10,000,000	9,945,904
Kreditanstalt fuer Wiederaufbau
4.08%, 2/17/2023 (b)(d)	50,000,000	49,897,221
4.36%, 3/14/2023 (b)(d)	49,000,000	48,747,438
4.57%, 3/29/2023 (d)	44,500,000	44,186,249
4.55%, 4/3/2023 (b)(d)	116,147,000	115,253,461
4.69%, 5/3/2023 (d)	72,125,000	71,283,582
Linde, Inc.
4.23%, 2/9/2023 (d)	50,000,000	49,944,462
LVMH Moet Hennessy Louis Vuitton SE
4.15%, 2/3/2023 (b)(d)	49,475,000	49,456,806
LVMH Moet Hennessy Louis Vuitton, Inc.
4.57%, 3/17/2023 (b)(d)	33,800,000	33,606,072
Mitsui & Co. USA, Inc.
4.31%, 2/1/2023 (d)	18,403,000	18,400,800
Nederlandse Waterschapsbank NV
4.46%, 3/15/2023 (b)(d)	70,453,000	70,066,489
4.71%, 4/14/2023 (b)(d)	30,125,000	29,840,763
NRW Bank
4.34%, 3/7/2023 (b)(d)	97,500,000	97,077,988
4.49%, 3/8/2023 (b)(d)	46,735,000	46,526,749
4.34%, 3/9/2023 (b)(d)	105,740,000	105,255,299
4.71%, 4/18/2023 (b)(d)	50,000,000	49,505,703
4.70%, 4/21/2023 (b)(d)	64,804,000	64,136,807
Oesterreichische Kontrollbank AG
4.27%, 2/15/2023 (d)	63,000,000	62,882,557
4.30%, 2/21/2023 (d)	100,000,000	99,738,433
4.40%, 3/13/2023 (d)	139,500,000	138,785,063
Oracle Corp.
4.66%, 2/14/2023 (d)	71,550,000	71,418,944
Philip Morris International, Inc.
4.51%, 2/10/2023 (d)	50,500,000	50,435,879
4.61%, 3/16/2023 (d)	81,260,000	80,794,299
Province of Quebec
4.31%, 2/8/2023 (b)(d)	25,000,000	24,975,322
4.30%, 2/27/2023 (b)(d)	67,000,000	66,772,468
4.36%, 3/1/2023 (b)(d)	75,000,000	74,725,165
PSP Capital, Inc.
4.37%, 2/6/2023 (b)(d)	50,000,000	49,963,050
4.42%, 3/6/2023 (b)(d)	82,353,000	82,001,989
4.67%, 4/20/2023 (b)(d)	50,000,000	49,492,864
4.70%, 5/2/2023 (b)(d)	69,722,000	68,903,886
Siemens Capital Co. LLC
4.58%, 4/24/2023 (b)(d)	100,000,000	98,950,511
Svensk Export Credit Corp.
4.65%, 4/20/2023 (d)	50,000,000	49,497,143
Svensk Exportkredit AB
4.55%, 4/6/2023 (d)	93,444,000	92,678,524
Unilever Capital Corp.
4.58%, 4/13/2023 (b)(d)	50,000,000	49,540,200
4.66%, 4/17/2023 (b)(d)	33,500,000	33,175,102

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Walgreens Boots Alliance, Inc.
4.65%, 2/1/2023 (b)(d)	61,097,000	61,089,127
Walt Disney Co. (The)
5.00%, 4/6/2023 (b)(d)	54,692,000	54,223,434
4.98%, 4/28/2023 (b)(d)	75,000,000	74,128,006
TOTAL COMMERCIAL PAPER (Cost $3,641,982,976)		3,641,130,902

U.S. TREASURY OBLIGATIONS - 0.0% (c)
U.S. Treasury Bills
4.30%, 3/2/2023 (d)(e)	15,200,000	15,145,910
4.58%, 4/27/2023 (d)(e)	15,000,000	14,840,731
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,987,437)		29,986,641

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.20% (f) (Cost $221,835)	221,835	221,835
TOTAL SHORT-TERM INVESTMENTS (Cost $3,672,192,248)		3,671,339,378

Total Investments - 99.8% (Cost $33,598,705,193)		48,062,794,292
Other assets less liabilities - 0.2%		60,786,973
Net Assets - 100.0%		48,123,581,265

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2023 amounted to $1,636,883,189, which represents approximately 3.40% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown was the current yield as of January 31, 2023.
(e)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(f)	Represents 7-day effective yield as of January 31, 2023.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	90,017,016	EUR	86,475,000	UBS AG	2/15/2023	(4,074,007)
USD	90,231,474	EUR	86,475,000	Bank of New York Mellon	3/15/2023	(4,019,718)
USD	99,350,499	EUR	93,436,000	Goldman Sachs	4/19/2023	(2,706,355)
USD	84,667,921	GBP	69,228,000	Goldman Sachs	4/19/2023	(819,808)
USD	100,176,177	EUR	92,655,000	JPMorgan Chase Bank	5/17/2023	(1,178,926)
USD	93,506,952	GBP	77,000,000	JPMorgan Chase Bank	5/17/2023	(1,628,222)
Net unrealized depreciation						(14,427,036)

Abbreviations
ADR	American Depositary Receipt
COP	Colombian Peso
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
KRW	Korea (Rep.) Won
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.7%
Air Freight & Logistics	1.9
Auto Components	0.4
Banks	3.0
Beverages	1.7
Capital Markets	1.7
Chemicals	1.1
Commercial Services & Supplies	0.8
Commodities	11.1
Construction Materials	0.3
Consumer Finance	0.7
Diversified Financial Services	2.7
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	3.7
Entertainment	0.0 *
Equity Real Estate Investment Trusts (REITs)	2.1
Food & Staples Retailing	0.4
Food Products	2.6
Foreign Government Securities	1.0
Gas Utilities	0.5
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	4.0
Hotels, Restaurants & Leisure	0.7
Household Durables	1.1
Household Products	2.4
Industrial Conglomerates	1.1
Insurance	4.8
Interactive Media & Services	2.9
Internet & Direct Marketing Retail	2.1
IT Services	0.3
Leisure Products	0.6
Machinery	4.7
Media	1.8
Metals & Mining	4.0
Oil, Gas & Consumable Fuels	3.5
Personal Products	1.9
Pharmaceuticals	1.1
Real Estate Management & Development	1.6
Road & Rail	0.2
Semiconductors & Semiconductor Equipment	2.6
Software	4.0
Specialty Retail	0.7
Technology Hardware, Storage & Peripherals	0.3
Textiles, Apparel & Luxury Goods	1.9
Tobacco	3.7
Trading Companies & Distributors	0.2
Short-Term Investments	7.6
Total Investments	99.8%

*	Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2023	Market Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2023	Dividend Income
Common Stocks - 5.2%
Japan - 0.3%
Chofu Seisakusho Co. Ltd.	3,224,200	$44,031,237	$-	$-	$-	$8,443,303	$52,474,540	$392,737
T Hasegawa Co. Ltd.	3,002,800	63,875,515	-	-	-	9,634,983	73,510,498	38,968
		107,906,752	-	-	-	18,078,286	125,985,038	431,705
United Kingdom - 0.7%
Berkeley Group Holdings plc	6,766,463	269,219,704	-	-	-	77,275,265	346,494,969	-
United States - 4.2%
CH Robinson Worldwide, Inc.	7,426,526	725,720,121	-	-	-	18,194,988	743,915,109	4,530,181
Flowserve Corp.	7,892,216	226,348,755	-	-	-	45,301,320	271,650,075	1,578,443
IPG Photonics Corp.*	3,097,302	265,314,889	-	-	-	81,892,665	347,207,554	-
Mills Music Trust	31,592	1,200,812	-	-	-	10,741	1,211,553	20,688
NOV, Inc.	26,905,276	602,678,182	-	-	-	54,886,763	657,564,945	1,345,264
		1,821,262,759	-	-	-	200,286,477	2,021,549,236	7,474,576
Total Common Stocks		2,198,389,215	-	-	-	295,640,028	2,494,029,243	7,906,281
Total		$2,198,389,215	$-	-	$-	$295,640,028	$2,494,029,243	$7,906,281

*  Non-income producing security.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 81.5%

Australia - 0.3%
Newcrest Mining Ltd.	2,048,366	32,546,720

Belgium - 2.1%
Groupe Bruxelles Lambert NV	2,922,262	249,985,462
Legris Industries SE*‡ (a)(b)(c)	905,366	15,197,108
		265,182,570
Brazil - 3.0%
Ambev SA, ADR	70,219,934	186,785,024
Itausa SA (Preference)	52,187,137	87,693,060
Wheaton Precious Metals Corp.	2,364,552	108,154,608
		382,632,692
Canada - 7.3%
Agnico Eagle Mines Ltd.	717,589	40,524,323
Barrick Gold Corp.	5,379,581	105,170,809
Franco-Nevada Corp.	194,071	28,467,053
Imperial Oil Ltd.	7,543,865	412,303,080
Nutrien Ltd.	2,232,687	184,844,157
Power Corp. of Canada	6,472,619	175,564,105
		946,873,527
Chile - 1.1%
Cia Cervecerias Unidas SA, ADR (b)	9,392,572	146,618,049

China - 3.1%
Alibaba Group Holding Ltd.*	13,666,828	187,900,695
Prosus NV*	2,487,528	200,856,102
		388,756,797
Faroe Islands - 0.4%
Bakkafrost P/F	801,656	49,743,937

France - 6.1%
Danone SA	4,768,985	261,527,742
Laurent-Perrier (b)	558,938	74,740,883
Legrand SA	812,472	72,443,329
LVMH Moet Hennessy Louis Vuitton SE	33,358	29,120,715
Sanofi	1,679,882	164,501,564
Sodexo SA	1,313,872	130,247,828
Wendel SE	493,657	52,272,393
		784,854,454
Germany - 2.0%
Brenntag SE	628,298	46,901,225
FUCHS PETROLUB SE (Preference)	2,322,615	92,659,271
Henkel AG & Co. KGaA (Preference)	1,698,517	121,104,802
		260,665,298
Hong Kong - 4.7%
CK Asset Holdings Ltd.	19,475,000	124,513,617
Great Eagle Holdings Ltd.	22,777,700	54,701,643
Guoco Group Ltd.	7,806,340	71,936,026
Hongkong Land Holdings Ltd.	15,883,500	77,650,863
Hysan Development Co. Ltd.	17,500,405	58,879,200
Jardine Matheson Holdings Ltd.	3,779,100	200,880,283
		588,561,632
Ireland - 0.5%
CRH plc	1,432,866	66,947,136

Japan - 15.2%
As One Corp.	1,378,380	61,786,343
Chofu Seisakusho Co. Ltd. (b)	1,829,100	29,768,991
Daiichikosho Co. Ltd. (b)	2,866,280	89,122,052
FANUC Corp.	1,220,740	215,692,180
Hirose Electric Co. Ltd.	758,730	98,774,729
Hoshizaki Corp.	2,554,200	91,813,972
Kansai Paint Co. Ltd.	3,986,530	56,142,794
Keyence Corp.	74,800	34,435,597
Komatsu Ltd.	3,814,300	93,734,363
Mitsubishi Electric Corp.	11,266,300	124,163,126
Mitsubishi Estate Co. Ltd.	14,103,550	181,274,644
MS&AD Insurance Group Holdings, Inc.	4,764,500	152,815,223
Nagaileben Co. Ltd.	1,687,224	25,560,978
Nihon Kohden Corp.	1,779,300	46,743,993
Pilot Corp.	477,500	17,043,029
Secom Co. Ltd.	3,010,200	179,335,118
Shimano, Inc.	694,470	123,848,639
SK Kaken Co. Ltd.	87,561	29,161,213
SMC Corp.	208,990	106,148,321
Sompo Holdings, Inc.	3,104,300	133,636,661
T Hasegawa Co. Ltd.	1,906,436	46,670,794
USS Co. Ltd.	560,300	9,215,911
		1,946,888,671
Mexico - 2.4%
Fomento Economico Mexicano SAB de CV, ADR	2,613,173	229,436,589
Fresnillo plc	1,426,722	14,492,453
Grupo Mexico SAB de CV, Series B	6,905,948	30,711,032
Industrias Penoles SAB de CV*	2,246,692	32,018,388
		306,658,462
Netherlands - 2.5%
HAL Trust	631,823	87,020,809
Shell plc	7,707,709	226,053,026
		313,073,835
Norway - 0.8%
Orkla ASA	14,555,924	108,670,415

Singapore - 1.7%
Haw Par Corp. Ltd. (b)	19,447,213	145,080,737
UOL Group Ltd.	14,128,300	75,382,531
		220,463,268
South Korea - 4.0%
Fursys, Inc. (b)	872,463	21,018,152
Hyundai Mobis Co. Ltd.	505,396	84,505,833
KT&G Corp.*	2,451,893	183,920,209

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
Lotte Confectionery Co. Ltd.*	104,605	10,204,065
Lotte Corp.*	772,717	20,367,359
Namyang Dairy Products Co. Ltd.	450	183,993
Namyang Dairy Products Co. Ltd. (Preference) (b)	10,783	2,199,105
NAVER Corp.	258,729	42,981,529
NongShim Co. Ltd.	203,663	56,786,087
Samsung Electronics Co. Ltd. (Preference)	1,863,921	83,641,764
		505,808,096
Sweden - 2.5%
Industrivarden AB, Class A	123,708	3,277,068
Industrivarden AB, Class C	1,572,517	41,427,444
Investor AB, Class A	1,982,447	39,566,844
Investor AB, Class B	8,384,352	162,924,638
L E Lundbergforetagen AB, Class B	63,109	2,922,405
Svenska Handelsbanken AB, Class A	7,413,243	77,305,467
		327,423,866
Switzerland - 3.5%
Cie Financiere Richemont SA (Registered)	1,949,803	300,576,423
Schindler Holding AG	724,861	154,494,968
		455,071,391
Taiwan - 1.7%
Taiwan Secom Co. Ltd.	8,545,694	28,660,277
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,075,542	192,465,010
		221,125,287
Thailand - 1.0%
Bangkok Bank PCL, NVDR	21,880,059	105,481,255
Thai Beverage PCL	52,214,985	27,890,102
		133,371,357
Turkey - 0.4%
AG Anadolu Grubu Holding A/S	9,784,125	47,336,038

United Kingdom - 8.9%
BAE Systems plc	13,135,620	139,054,363
Berkeley Group Holdings plc	2,497,480	127,890,192
British American Tobacco plc	7,639,941	292,868,149
Great Portland Estates plc, REIT	3,302,520	23,187,260
Lloyds Banking Group plc	200,709,184	130,620,702
Reckitt Benckiser Group plc	2,246,129	160,061,270
Unilever plc	5,122,575	260,057,185
		1,133,739,121
United States - 6.3%
GSK plc	3,695,113	64,904,803
Haleon plc*	26,953,694	108,013,813
Nestle SA (Registered)	1,236,148	150,821,253
Newmont Corp.	2,665,290	141,073,800
Royal Gold, Inc.	454,973	57,795,220
Willis Towers Watson plc	1,119,400	284,540,286
		807,149,175
TOTAL COMMON STOCKS (Cost $7,881,074,937)		10,440,161,794

Investments	Ounces	Value ($)
COMMODITIES - 10.9%

Gold bullion* (Cost $663,216,747)	724,971	1,397,788,020

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 2.2%

Colombia - 0.3%
Titulos de Tesoreria
Series B, 5.75%, 11/3/2027	COP	231,789,600,000	38,796,930

Indonesia - 0.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	267,431,000,000	18,310,014

Mexico - 0.6%
Mex Bonos Desarr Fix Rt
Series M, 8.00%, 12/7/2023	MXN	377,210,000	19,586,154
Series M 20, 10.00%, 12/5/2024	MXN	388,030,000	20,653,446
Series M, 5.75%, 3/5/2026	MXN	665,860,000	32,023,727
			72,263,327
Peru - 0.2%
Republic of Peru
8.20%, 8/12/2026 (d)	PEN	90,458,000	24,268,896

Singapore - 0.6%
Republic of Singapore
1.25%, 11/1/2026	SGD	108,048,000	77,561,325

South Korea - 0.4%
Republic of Korea
1.25%, 3/10/2026	KRW	59,926,230,000	45,669,437

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 304,851,892)			276,869,929

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.1%

COMMERCIAL PAPER - 3.9%
Arrow Electronics, Inc.
4.80%, 2/1/2023 (e)	17,803,000	17,800,597
CenterPoint Energy, Inc.
4.50%, 2/1/2023 (e)	19,986,000	19,983,469
Entergy Corp.
4.50%, 2/1/2023 (e)(d)	20,356,000	20,353,433
Export Development Canada
4.45%, 3/14/2023 (e)	6,179,000	6,145,955
4.61%, 4/6/2023 (e)	50,000,000	49,580,479
General Motors Financial Co., Inc.
4.75%, 2/1/2023 (e)	40,713,000	40,707,586
Hydro-Quebec
4.51%, 4/12/2023 (e)	21,911,000	21,718,398
Kreditanstalt fuer Wiederaufbau
4.51%, 4/3/2023 (e)(d)	12,353,000	12,257,966
4.69%, 5/3/2023 (e)	28,875,000	28,538,141
Mitsui & Co. USA, Inc.
4.31%, 2/1/2023 (e)	18,506,000	18,503,788
NRW Bank
4.49%, 3/8/2023 (e)(d)	3,265,000	3,250,451
4.54%, 3/20/2023 (e)(d)	50,000,000	49,699,467
4.54%, 3/21/2023 (e)	25,000,000	24,846,467
4.70%, 4/21/2023 (e)(d)	35,196,000	34,833,637
Oracle Corp.
4.66%, 2/14/2023 (e)	20,000,000	19,963,367
PSP Capital, Inc.
4.42%, 3/6/2023 (e)(d)	17,647,000	17,571,783
4.70%, 5/2/2023 (e)(d)	30,278,000	29,922,720
Svensk Exportkredit AB
4.55%, 4/6/2023 (e)	6,556,000	6,502,294
Walgreens Boots Alliance, Inc.
4.65%, 2/1/2023 (e)(d)	61,440,000	61,432,083
TOTAL COMMERCIAL PAPER (Cost $483,686,239)		483,612,081

U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills
4.30%, 3/2/2023 (e)(f)	10,000,000	9,964,414
4.58%, 4/27/2023 (e)	10,000,000	9,893,821
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,858,765)		19,858,235

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (g)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.20% (h) (Cost $70,420)	70,420	70,420
TOTAL SHORT-TERM INVESTMENTS (Cost $503,615,424)		503,540,736

Total Investments - 98.7% (Cost $9,352,759,000)		12,618,360,479
Other assets less liabilities - 1.3%		170,174,555
Net Assets - 100.0%		12,788,535,034

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of January 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2023 amounted to $15,197,108, which represents approximately 0.12% of net assets of the Fund.
(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Represents a security that is subject to legal or contractual restrictions on resale.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$16.79

(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2023 amounted to $253,590,436, which represents approximately 1.98% of net assets of the Fund.
(e)	The rate shown was the current yield as of January 31, 2023.
(f)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of January 31, 2023.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	52,707,969	EUR	50,634,000	UBS AG	2/15/2023	(2,385,467)
USD	52,833,541	EUR	50,634,000	Bank of New York Mellon	3/15/2023	(2,353,680)
USD	51,030,957	EUR	47,993,000	Goldman Sachs	4/19/2023	(1,390,108)
USD	33,289,654	GBP	27,219,000	Goldman Sachs	4/19/2023	(322,331)
USD	49,509,120	EUR	45,792,000	JPMorgan Chase Bank	5/17/2023	(582,649)
USD	39,340,925	GBP	32,396,000	JPMorgan Chase Bank	5/17/2023	(685,037)
Net unrealized depreciation						(7,719,272)

Abbreviations
ADR	American Depositary Receipt
COP	Colombian Peso
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
KRW	Korea (Rep.) Won
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.1%
Auto Components	0.7
Banks	3.1
Beverages	5.2
Chemicals	3.2
Commercial Services & Supplies	1.9
Commodities	10.9
Construction Materials	0.5
Diversified Financial Services	5.0
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	1.0
Entertainment	0.7
Equity Real Estate Investment Trusts (REITs)	0.2
Food Products	5.0
Foreign Government Securities	2.2
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	1.0
Household Durables	1.2
Household Products	2.2
Industrial Conglomerates	2.7
Insurance	5.8
Interactive Media & Services	0.3
Internet & Direct Marketing Retail	3.1
Leisure Products	1.0
Machinery	5.3
Metals & Mining	4.6
Oil, Gas & Consumable Fuels	5.0
Personal Products	2.8
Pharmaceuticals	2.9
Real Estate Management & Development	4.5
Semiconductors & Semiconductor Equipment	1.5
Specialty Retail	0.1
Technology Hardware, Storage & Peripherals	0.7
Textiles, Apparel & Luxury Goods	2.5
Tobacco	3.7
Trading Companies & Distributors	0.4
Short-Term Investments	4.1
Total Investments	98.7%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2023	Market Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2023	Dividend Income
Common Stocks — 4.1%
Belgium — 0.1%
Legris Industries SE*‡ (a)(b)	905,366	$14,924,062	$–	$–	$–	$273,046	$15,197,108	$–
Chile — 1.1%
Cia Cervecerias Unidas SA ADR	9,392,572	101,533,703	–	–	–	45,084,346	146,618,049	2,211,543
France — 0.6%
Laurent-Perrier	558,938	54,469,274	–	–	–	20,271,609	74,740,883	–
Japan — 0.9%
Chofu Seisakusho Co. Ltd.	1,829,100	24,979,077	–	–	–	4,789,914	29,768,991	222,801
Daiichikosho Co. Ltd.	2,866,280	82,184,041	–	–	–	6,938,011	89,122,052	–
		107,163,118	–	–	–	11,727,925	118,891,043	222,801
Singapore — 1.2%
Haw Par Corp. Ltd.	19,447,213	129,829,745	–	–	–	15,250,992	145,080,737	–
South Korea — 0.2%
Fursys, Inc.	872,463	16,775,972	–	–	–	4,242,180	21,018,152	632,434
Namyang Dairy Products Co. Ltd. (Preference)	10,783	2,237,746	–	(1,005,812)	939,253	27,918	2,199,105	10,871
		19,013,718	–	(1,005,812)	939,253	4,270,098	23,217,257	643,305

Total Common Stocks		426,933,620	–	(1,005,812)	939,253	96,878,016	523,745,077	3,077,649
Total		$426,933,620	$–	$(1,005,812)	$939,253	$96,878,016	$523,745,077	$3,077,649

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of January 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2023 amounted to $15,197,108, which represents approximately 0.12% of net assets of the Fund.
(b)	Represents a security that is subject to legal or contractual restrictions on resale.

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 74.4%

Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings, Inc.*	240,464	13,446,747

Air Freight & Logistics - 3.5%
CH Robinson Worldwide, Inc.	330,334	33,089,557
Expeditors International of Washington, Inc.	94,942	10,267,977
		43,357,534
Banks - 2.3%
US Bancorp	345,798	17,220,740
Wells Fargo & Co.	235,971	11,059,961
		28,280,701
Capital Markets - 3.5%
Bank of New York Mellon Corp. (The)	602,359	30,461,295
Charles Schwab Corp. (The)	153,075	11,851,066
		42,312,361
Chemicals - 1.5%
Nutrien Ltd. (Canada)	158,929	13,157,732
PPG Industries, Inc.	37,210	4,849,951
RPM International, Inc.	6,621	595,294
		18,602,977
Consumer Finance - 1.2%
American Express Co.	82,555	14,441,346

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class A*	38	17,973,996

Electronic Equipment, Instruments & Components - 1.6%
IPG Photonics Corp.*	172,551	19,342,967

Energy Equipment & Services - 4.2%
NOV, Inc.	999,361	24,424,383
Schlumberger Ltd.	471,530	26,867,779
		51,292,162
Equity Real Estate Investment Trusts (REITs) - 3.5%
Boston Properties, Inc.	104,410	7,782,721
Douglas Emmett, Inc.	344,416	5,768,968
Equity Residential	241,230	15,354,290
Weyerhaeuser Co.	401,701	13,830,565
		42,736,544
Food & Staples Retailing - 0.7%
Walmart, Inc.	58,370	8,397,692

Food Products - 0.7%
Kraft Heinz Co. (The)	206,681	8,376,781

Gas Utilities - 0.8%
UGI Corp.	242,612	9,663,236

Health Care Equipment & Supplies - 2.4%
Becton Dickinson & Co.	44,564	11,239,932
Dentsply Sirona, Inc.	350,379	12,904,459
Medtronic plc	57,220	4,788,742
		28,933,133
Health Care Providers & Services - 7.9%
Elevance Health, Inc.	63,028	31,513,370
HCA Healthcare, Inc.	157,427	40,154,905
Universal Health Services, Inc., Class B	170,425	25,258,689
		96,926,964
Household Durables - 0.3%
DR Horton, Inc.	40,545	4,001,386

Household Products - 2.3%
Colgate-Palmolive Co.	376,279	28,044,074

Insurance - 3.8%
Brown & Brown, Inc.	197,669	11,575,497
Fidelity National Financial, Inc.	45,593	2,007,460
Travelers Cos., Inc. (The)	47,615	9,100,179
W.R. Berkley Corp.	88,177	6,184,735
Willis Towers Watson plc	67,171	17,074,196
		45,942,067
Interactive Media & Services - 4.8%
Alphabet, Inc., Class A*	145,960	14,426,687
Alphabet, Inc., Class C*	167,497	16,727,925
Meta Platforms, Inc., Class A*	181,732	27,072,616
		58,227,228
IT Services - 0.4%
Fidelity National Information Services, Inc.	63,699	4,779,973

Machinery - 3.3%
Cummins, Inc.	73,903	18,441,755
Deere & Co.	20,543	8,686,402
Flowserve Corp.	378,708	13,035,129
		40,163,286
Media - 3.0%
Comcast Corp., Class A	920,308	36,214,120

Metals & Mining - 3.3%
Agnico Eagle Mines Ltd. (Canada)	82,024	4,632,132
Barrick Gold Corp. (Canada)	522,110	10,207,251
Franco-Nevada Corp. (Canada)	21,527	3,157,660
Newcrest Mining Ltd. (Australia)	236,346	3,755,328
Newmont Corp.	252,516	13,365,672
Royal Gold, Inc.	38,764	4,924,191
		40,042,234
Oil, Gas & Consumable Fuels - 3.0%
Exxon Mobil Corp.	317,531	36,836,771

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2023 (unaudited)

Investments	Shares	Value ($)
Road & Rail - 0.4%
Union Pacific Corp.	24,414	4,985,095

Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	126,112	21,624,424
Texas Instruments, Inc.	119,213	21,125,736
		42,750,160
Software - 5.7%
Microsoft Corp.	89,751	22,241,196
Oracle Corp.	425,031	37,598,242
Salesforce, Inc.*	61,730	10,368,788
		70,208,226
Specialty Retail - 1.0%
Ross Stores, Inc.	100,220	11,845,002

Tobacco - 3.2%
Philip Morris International, Inc.	372,296	38,808,135

TOTAL COMMON STOCKS (Cost $519,462,536)		906,932,898

Investments	Ounces	Value ($)
COMMODITIES - 11.4%

Gold bullion* (Cost $78,780,492)	72,529	139,839,718

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 2.8%

Oil, Gas & Consumable Fuels - 2.8%
Enterprise Products Partners LP	623,041	15,949,849
Magellan Midstream Partners LP	337,252	18,009,257

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $28,023,469)		33,959,106

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE PREFERRED STOCKS - 0.4%

Banks - 0.4%
Bank of America Corp.
Series L, 7.25%, (a) (Cost $5,693,463)	4,250	5,287,850

CORPORATE BONDS - 0.4%

Diversified Financial Services - 0.3%
Mexico Remittances Funding Fiduciary Estate Management Sarl (Mexico)
4.88%, 1/15/2028‡ (b)	4,132,000	3,812,193

Food Products - 0.1%
Post Holdings, Inc.
5.75%, 3/1/2027 (b)	666,000	656,063

Health Care Equipment & Supplies - 0.0% (c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡	600,000	544,500

TOTAL CORPORATE BONDS (Cost $4,697,005)		5,012,756

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 10.6%

COMMERCIAL PAPER - 9.8%
Arrow Electronics, Inc.
4.80%, 2/1/2023 (d)	3,936,000	3,935,469
CenterPoint Energy, Inc.
4.50%, 2/1/2023 (d)	4,419,000	4,418,440
Entergy Corp.
4.50%, 2/1/2023 (b)(d)	4,501,000	4,500,432
General Motors Financial Co., Inc.
4.75%, 2/1/2023 (d)	9,002,000	9,000,803
Intel Corp.
4.46%, 3/1/2023 (b)(d)	10,000,000	9,963,605
Johnson & Johnson
4.38%, 3/15/2023 (b)(d)	10,000,000	9,945,904
MetLife Funding, Inc.
4.25%, 2/16/2023 (d)	15,000,000	14,970,160
Mitsui & Co. USA, Inc.
4.31%, 2/1/2023 (d)	4,092,000	4,091,511
Oracle Corp.
4.97%, 3/13/2023 (b)(d)	10,000,000	9,945,629
Philip Morris International, Inc.
4.71%, 5/8/2023 (b)(d)	10,000,000	9,875,086
Roche Holdings, Inc.
4.67%, 4/21/2023 (b)(d)	10,000,000	9,897,556
Walgreens Boots Alliance, Inc.
4.65%, 2/1/2023 (b)(d)	13,585,000	13,583,249
Walt Disney Co. (The)
4.71%, 3/15/2023 (b)(d)	15,000,000	14,916,311
TOTAL COMMERCIAL PAPER (Cost $119,062,808)		119,044,155

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2023 (unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.20% (e)
(Cost $14,346)	14,346	14,346

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 0.8%
U.S. Treasury Bills
4.30%, 3/2/2023 (d) (Cost $9,965,724)	10,000,000	9,964,415

TOTAL SHORT-TERM INVESTMENTS (Cost $129,042,878)		129,022,916

Total Investments - 100.0% (Cost $765,699,843)		1,220,055,244
Liabilities in excess of other assets - 0.0% (c)		(519,337)
Net Assets - 100.0%		1,219,535,907

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2023 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Perpetual security. The rate reflected was the rate in effect on January 31, 2023. The maturity date reflects the next call date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2023 amounted to $87,096,028, which represents approximately 7.14% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown was the current yield as of January 31, 2023.
(e)	Represents 7-day effective yield as of January 31, 2023.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.1%
Air Freight & Logistics	3.6
Banks	2.7
Capital Markets	3.5
Chemicals	1.5
Commodities	11.4
Consumer Finance	1.2
Diversified Financial Services	1.8
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	4.2
Equity Real Estate Investment Trusts (REITs)	3.5
Food & Staples Retailing	0.7
Food Products	0.7
Gas Utilities	0.8
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	7.9
Household Durables	0.3
Household Products	2.3
Insurance	3.8
Interactive Media & Services	4.8
IT Services	0.4
Machinery	3.3
Media	3.0
Metals & Mining	3.3
Oil, Gas & Consumable Fuels	5.8
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	3.5
Software	5.7
Specialty Retail	1.0
Tobacco	3.2
Short-Term Investments	10.6
Total Investments	100.0%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 79.2%

Australia - 8.1%
AngloGold Ashanti Ltd., ADR	2,677,961	56,290,740
Newcrest Mining Ltd.	7,025,248	111,624,963
Northern Star Resources Ltd.	2,042,973	18,203,972
		186,119,675
Brazil - 12.5%
Wheaton Precious Metals Corp.	6,340,844	290,030,205

Canada - 40.3%
Agnico Eagle Mines Ltd.	1,939,024	109,502,284
Alamos Gold, Inc., Class A	10,094,202	111,369,648
B2Gold Corp.	27,617,461	109,386,359
Barrick Gold Corp.	9,080,585	177,525,437
Dundee Precious Metals, Inc. (a)	14,240,008	93,003,397
Franco-Nevada Corp.	701,323	102,872,654
Kinross Gold Corp.	4,330,528	20,093,650
MAG Silver Corp.*	4,897,100	67,242,882
Novagold Resources, Inc.* (a)	17,740,710	111,943,880
Orla Mining Ltd.*	6,508,741	28,078,744
		931,018,935
Mexico - 2.7%
Fresnillo plc	4,277,558	43,450,868
Industrias Penoles SAB de CV*	1,403,600	20,003,191
		63,454,059
United States - 15.6%
Newmont Corp.	4,699,082	248,722,410
Royal Gold, Inc.	879,006	111,660,132
		360,382,542
TOTAL COMMON STOCKS (Cost $1,187,787,617)		1,831,005,416

Investments	Ounces	Value ($)
COMMODITIES - 17.8%

Gold bullion*	156,473	301,689,764
Silver bullion*	4,596,472	109,081,165
TOTAL COMMODITIES (Cost $228,806,160)		410,770,929

Investments	Number of Rights	Value ($)
RIGHTS - 0.2%

Canada - 0.2%
Pan American Silver Corp., CVR, expiring 2/22/2029* (Cost $45,973,716)	6,835,667	4,340,649

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.9%

COMMERCIAL PAPER - 1.9%
Arrow Electronics, Inc.
4.80%, 2/1/2023 (b)	4,389,000	4,388,408
CenterPoint Energy, Inc.
4.50%, 2/1/2023 (b)	4,927,000	4,926,376
Entergy Corp.
4.50%, 2/1/2023 (b)(c)	5,018,000	5,017,367
General Motors Financial Co., Inc.
4.75%, 2/1/2023 (b)	10,037,000	10,035,665
Mitsui & Co. USA, Inc.
4.31%, 2/1/2023 (b)	4,562,000	4,561,455
Walgreens Boots Alliance, Inc.
4.65%, 2/1/2023 (b)(c)	15,146,000	15,144,048
TOTAL COMMERCIAL PAPER (Cost $44,079,000)		44,073,319

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (d)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.20% (e) (Cost $51,714)	51,714	51,714
TOTAL SHORT-TERM INVESTMENTS (Cost $44,130,714)		44,125,033

Total Investments - 99.1% (Cost $1,506,698,207)		2,290,242,027
Other assets less liabilities - 0.9%		20,732,803
Net Assets - 100.0%		2,310,974,830

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of January 31, 2023.
(c)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2023 amounted to $20,161,415, which represents approximately 0.87% of net assets of the Fund.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of January 31, 2023.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	17.8%
Metals & Mining	79.4
Short-Term Investments	1.9
Total Investments	99.1%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2023	Market Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2023	Dividend Income
Common Stock — 8.9%
Canada — 8.9%
Dundee Precious Metals, Inc.	14,240,008	$62,596,607	$2,015,396	$-	$-	$28,391,394	$93,003,397	$436,828
Novagold Resources, Inc.*	17,740,710	83,460,385	-	(1,813,442)	(1,319,109)	31,616,046	111,943,880	-
Total Common Stock		$146,056,992	$2,015,396	$(1,813,442)	$(1,319,109)	$60,007,440	$204,947,277	$436,828
Total		$146,056,992	$2,015,396	$(1,813,442)	$(1,319,109)	$60,007,440	$204,947,277	$436,828

* Non-income producing security.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 63.7%

Belgium - 1.6%
Groupe Bruxelles Lambert NV	311,546	26,651,262

Brazil - 1.9%
Ambev SA, ADR	5,387,074	14,329,617
Itausa SA (Preference)	3,990,855	6,706,064
Wheaton Precious Metals Corp.	235,189	10,757,545
		31,793,226
Canada - 3.3%
Agnico Eagle Mines Ltd.	16,806	949,083
Barrick Gold Corp.	90,496	1,769,197
Franco-Nevada Corp.	42,649	6,255,913
Franco-Nevada Corp.	32,962	4,835,525
Imperial Oil Ltd.	254,278	13,897,333
Nutrien Ltd.	28,543	2,363,075
Power Corp. of Canada	916,038	24,846,726
		54,916,852
Chile - 1.5%
Cia Cervecerias Unidas SA, ADR	1,180,964	18,434,848
Quinenco SA	2,083,758	7,249,857
		25,684,705
France - 2.9%
Danone SA	366,854	20,118,012
Sanofi	151,208	14,806,964
Sodexo SA	102,398	10,151,002
Wendel SE	26,895	2,847,860
		47,923,838
Germany - 1.7%
Brenntag SE	70,045	5,228,723
FUCHS PETROLUB SE (Preference)	319,659	12,752,596
Henkel AG & Co. KGaA (Preference)	149,355	10,649,059
		28,630,378
Hong Kong - 4.1%
CK Asset Holdings Ltd.	2,333,500	14,919,257
Great Eagle Holdings Ltd.	1,662,774	3,993,224
Guoco Group Ltd.	167,700	1,545,368
Hongkong Land Holdings Ltd.	2,123,300	10,380,337
Hysan Development Co. Ltd.	1,193,083	4,014,066
Jardine Matheson Holdings Ltd.	601,900	31,994,348
Mandarin Oriental International Ltd.*	1,047,200	1,972,144
		68,818,744
Japan - 3.0%
Daiwa Industries Ltd.	269,700	2,511,174
FANUC Corp.	36,200	6,396,167
Komatsu Ltd.	203,200	4,993,530
Mitsubishi Electric Corp.	76,200	839,782
MS&AD Insurance Group Holdings, Inc.	264,800	8,493,120
Nagaileben Co. Ltd.	10,000	151,497
Nohmi Bosai Ltd.	23,300	308,956
Secom Co. Ltd.	227,800	13,571,371
Shimano, Inc.	24,700	4,404,886
Sompo Holdings, Inc.	123,400	5,312,233
USS Co. Ltd.	214,900	3,534,712
		50,517,428
Mexico - 2.6%
Bolsa Mexicana de Valores SAB de CV	403,523	875,169
Coca-Cola Femsa SAB de CV, ADR (a)	229,375	17,473,787
Fomento Economico Mexicano SAB de CV, ADR	167,196	14,679,809
Fresnillo plc	178,369	1,811,849
GMexico Transportes SAB de CV (b)	359,128	778,122
Grupo Mexico SAB de CV, Series B	1,669,959	7,426,376
		43,045,112
Netherlands - 0.3%
HAL Trust	39,727	5,471,589

Norway - 0.9%
Orkla ASA	2,098,631	15,667,786

Singapore - 1.0%
Haw Par Corp. Ltd.	937,200	6,991,730
United Overseas Bank Ltd.	255,500	5,807,678
UOL Group Ltd.	764,200	4,077,443
		16,876,851
South Korea - 2.3%
KT&G Corp.*	404,136	30,314,854
Samsung Electronics Co. Ltd. (Preference)	157,978	7,089,119
		37,403,973
Sweden - 2.0%
Industrivarden AB, Class A	10,611	281,089
Industrivarden AB, Class C	436,104	11,489,017
Investor AB, Class A	639,643	12,766,372
Svenska Handelsbanken AB, Class A	831,749	8,673,497
		33,209,975
Switzerland - 2.1%
Cie Financiere Richemont SA (Registered)	144,172	22,225,170
Schindler Holding AG	61,668	13,143,756
		35,368,926
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (a)	47,844	4,436,574

Thailand - 0.8%
Bangkok Bank PCL, NVDR	1,644,800	7,929,392
Thai Beverage PCL	10,785,200	5,760,805
		13,690,197
United Kingdom - 7.2%
BAE Systems plc	807,624	8,549,550

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
Berkeley Group Holdings plc	222,665	11,402,161
British American Tobacco plc	989,342	37,925,262
Linde plc	6,853	2,267,932
Lloyds Banking Group plc	9,591,729	6,242,257
Reckitt Benckiser Group plc	120,054	8,555,161
Unilever plc	871,901	44,263,699
		119,206,022
United States - 24.2%
Analog Devices, Inc. (a)	37,082	6,358,450
Bank of New York Mellon Corp. (The) (a)	336,334	17,008,410
Becton Dickinson & Co.	32,527	8,203,960
Boston Properties, Inc., REIT (a)	116,979	8,719,615
CH Robinson Worldwide, Inc. (a)	107,646	10,782,900
Colgate-Palmolive Co. (a)	283,242	21,110,026
Comcast Corp., Class A (a)	522,212	20,549,042
Douglas Emmett, Inc., REIT	331,773	5,557,198
Elevance Health, Inc. (a)	15,305	7,652,347
Equity Residential, REIT	282,147	17,958,657
Exxon Mobil Corp. (a)	434,620	50,420,266
Fidelity National Financial, Inc.	15,685	690,611
Fidelity National Information Services, Inc. (a)	58,474	4,387,889
General Dynamics Corp.	7,297	1,700,639
GSK plc	403,994	7,096,170
Haleon plc*	3,403,644	13,639,710
HCA Healthcare, Inc. (a)	86,699	22,114,314
IDACORP, Inc. (a)	45,166	4,779,014
Kraft Heinz Co. (The) (a)	148,824	6,031,837
Medtronic plc	49,431	4,136,880
Nestle SA (Registered)	302,470	36,904,080
Oracle Corp. (a)	77,125	6,822,477
Philip Morris International, Inc. (a)	292,773	30,518,657
Ross Stores, Inc. (a)	46,498	5,495,599
Royal Gold, Inc.	78,566	9,980,239
Schlumberger Ltd. (a)	168,227	9,585,574
Texas Instruments, Inc. (a)	80,467	14,259,557
Travelers Cos., Inc. (The)	15	2,867
Truist Financial Corp.	34,610	1,709,388
UGI Corp. (a)	152,737	6,083,515
Union Pacific Corp. (a)	6,543	1,336,015
Universal Health Services, Inc., Class B (a)	19,258	2,854,228
US Bancorp	308,262	15,351,448
Walmart, Inc. (a)	56,972	8,196,562
Wells Fargo & Co. (a)	229,665	10,764,399
Weyerhaeuser Co., REIT (a)	129,131	4,445,980
		403,208,520
TOTAL Common Stocks (Cost $929,045,802)		1,062,521,958

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 10.1%

Australia - 0.2%
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026 (c)	1,459,000	1,503,961
Nufarm Australia Ltd.
5.00%, 1/27/2030 (c)	2,595,000	2,354,483
		3,858,444
Canada - 0.5%
Open Text Corp.
3.88%, 2/15/2028 (c)	1,106,000	961,070
Open Text Holdings, Inc.
4.13%, 2/15/2030 (c)	6,065,000	5,107,195
Transcanada Trust Series 16-A
5.87%, 8/15/2076 (d)	2,550,000	2,479,365
		8,547,630
Germany - 0.3%
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (c)(e)	3,879,000	3,548,043
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (c)(e)	1,336,632	1,241,491
		4,789,534
Mexico - 0.7%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028‡ (c)	13,186,000	12,165,434

Poland - 0.3%
Canpack SA
3.13%, 11/1/2025 (c)	420,000	382,410
3.88%, 11/15/2029 (c)	6,197,000	5,145,927
		5,528,337
United Kingdom - 0.2%
BAT Capital Corp.
3.22%, 9/6/2026	2,425,000	2,284,175

United States - 7.9%
ACCO Brands Corp.
4.25%, 3/15/2029 (c)	7,408,000	6,408,327
Aircastle Ltd.
4.40%, 9/25/2023	984,000	975,480
American Airlines, Inc.
5.50%, 4/20/2026 (c)	4,267,833	4,183,863
5.75%, 4/20/2029 (c)	502,000	485,545
American Tower Corp.
REIT, 2.40%, 3/15/2025	115,000	109,046
AMN Healthcare, Inc.
4.63%, 10/1/2027 (c)	2,959,000	2,744,709
Aramark Services, Inc.
5.00%, 4/1/2025 (c)	2,141,000	2,108,885
5.00%, 2/1/2028 (c)	194,000	182,845
Ball Corp.
6.88%, 3/15/2028	752,000	775,575

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (d)(f)	2,882,000	2,503,882
Carnival Corp.
4.00%, 8/1/2028 (c)	1,206,000	1,041,960
Centene Corp.
4.25%, 12/15/2027	2,873,000	2,755,983
4.63%, 12/15/2029	450,000	427,527
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (c)	2,282,000	2,111,603
3.75%, 3/15/2029 (c)	1,522,000	1,355,622
CITGO Petroleum Corp.
7.00%, 6/15/2025 (c)	8,657,000	8,584,108
6.38%, 6/15/2026 (c)	5,182,000	5,077,661
DCP Midstream Operating LP
6.45%, 11/3/2036 (c)	773,000	810,831
Delta Air Lines, Inc.
4.50%, 10/20/2025 (c)	5,641,167	5,573,819
DT Midstream, Inc.
4.13%, 6/15/2029 (c)	2,910,000	2,553,525
Edgewell Personal Care Co.
5.50%, 6/1/2028 (c)	1,770,000	1,676,208
4.13%, 4/1/2029 (c)	1,557,000	1,356,536
Embecta Corp.
5.00%, 2/15/2030 (c)	2,393,000	1,971,234
6.75%, 2/15/2030 (c)	2,292,000	2,062,318
HCA, Inc.
5.38%, 2/1/2025	1,500,000	1,505,666
5.88%, 2/15/2026	1,449,000	1,474,959
3.50%, 9/1/2030	1,588,000	1,423,369
Imola Merger Corp.
4.75%, 5/15/2029 (c)	3,133,000	2,725,710
Iron Mountain, Inc.
REIT, 5.25%, 3/15/2028 (c)	1,005,000	955,655
REIT, 5.00%, 7/15/2028 (c)	1,596,000	1,467,543
REIT, 4.88%, 9/15/2029 (c)	1,322,000	1,193,945
REIT, 5.25%, 7/15/2030 (c)	3,609,000	3,265,928
KFC Holding Co.
4.75%, 6/1/2027 (c)	1,472,000	1,427,840
Kinder Morgan Energy Partners LP
4.15%, 2/1/2024	2,700,000	2,674,198
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (c)	1,583,000	1,426,679
Mileage Plus Holdings LLC
6.50%, 6/20/2027 (c)	4,895,609	4,946,082
MSCI, Inc.
4.00%, 11/15/2029 (c)	2,625,000	2,388,750
Pilgrim's Pride Corp.
5.88%, 9/30/2027 (c)	3,343,000	3,317,225
4.25%, 4/15/2031 (c)	2,699,000	2,341,383
Post Holdings, Inc.
5.75%, 3/1/2027 (c)	2,867,000	2,824,224
PRA Group, Inc.
7.38%, 9/1/2025 (c)	1,200,000	1,189,902
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (c)	2,635,000	2,374,319
Scripps Escrow II, Inc.
5.38%, 1/15/2031 (c)	64,000	51,648
SEG Holding LLC
5.63%, 10/15/2028 (c)	5,461,000	5,162,543
Service Corp. International
4.63%, 12/15/2027	699,000	664,537
5.13%, 6/1/2029	857,000	820,667
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,520,000	1,507,337
Sylvamo Corp.
7.00%, 9/1/2029 (c)	2,234,000	2,136,061
Taylor Morrison Communities, Inc.
5.13%, 8/1/2030 (c)	2,000,000	1,829,000
Teleflex, Inc.
4.63%, 11/15/2027	2,919,000	2,786,806
4.25%, 6/1/2028 (c)	782,000	721,356
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (d)(f)	11,982,000	11,481,333
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	3,127,543	3,164,714
VICI Properties LP
REIT, 5.63%, 5/1/2024 (c)	1,586,000	1,582,683
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	2,136,000	2,188,709
		130,857,863
TOTAL Corporate Bonds (Cost 174,654,697)		168,031,417

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 9.1%

U.S. Treasury Bonds
6.13%, 11/15/2027 (g)	13,267,400	14,695,200
U.S. Treasury Inflation Linked Notes
0.63%, 1/15/2024	10,540,000	13,184,836
0.38%, 7/15/2025	9,475,000	11,505,426
0.13%, 4/15/2027	12,630,800	12,577,085
U.S. Treasury Notes
0.25%, 6/15/2023	7,865,200	7,736,162
2.63%, 12/31/2023 (g)	19,435,700	19,064,448
2.50%, 1/31/2024	14,953,900	14,628,536
1.75%, 6/30/2024	14,117,000	13,578,238
1.75%, 12/31/2024	16,847,000	16,088,227

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
1.75%, 3/15/2025	4,180,000	3,979,001
0.38%, 12/31/2025	17,607,700	15,948,724
1.75%, 12/31/2026	9,210,000	8,563,501
TOTAL U.S. Treasury Obligations (Cost 155,821,528)		151,549,384

Investments	Ounces	Value ($)
COMMODITIES - 6.5%

Gold bullion* (Cost $69,667,432)	56,395	108,732,506

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 3.7%

United States - 3.7%
Enterprise Products Partners LP	1,203,180	30,801,408
Magellan Midstream Partners LP (a)	595,232	31,785,389
TOTAL Master Limited Partnerships (Cost 53,608,809)		62,586,797

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.7%

Brazil - 0.2%
Notas do Tesouro Nacional
10.00%, 1/1/2025	BRL	21,000,000	3,982,252

Colombia - 0.3%
Titulos de Tesoreria
Series B, 5.75%, 11/3/2027	COP	19,880,400,000	3,327,580
3.00%, 1/30/2030		2,690,000	2,094,506
			5,422,086
Italy - 0.2%
Republic of Italy
2.38%, 10/17/2024		3,300,000	3,124,717

Mexico - 0.4%
Mex Bonos Desarr Fix Rt
Series M, 8.00%, 12/7/2023	MXN	68,770,000	3,570,795
Series M, 5.75%, 3/5/2026	MXN	56,800,000	2,731,727
			6,302,522
Saudi Arabia - 0.1%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (c)		800,000	810,240

Singapore - 0.3%
Republic of Singapore
1.25%, 11/1/2026	SGD	7,592,000	5,449,852

South Korea - 0.2%
Republic of Korea
1.25%, 3/10/2026	KRW	4,480,550,000	3,414,601

TOTAL Foreign Government Securities (Cost 30,517,652)			28,506,270

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE PREFERRED STOCKS - 1.6%

United States - 1.6%
Bank of America Corp.
Series L, 7.25%, (f)	10,496	13,059,123
Wells Fargo & Co.
Series L, 7.50%, (f)	11,123	13,992,623
TOTAL Convertible Preferred Stocks (Cost 30,438,618)		27,051,746

Investments	Shares	Value ($)
PREFERRED STOCKS - 1.2%

United States - 1.2%
Charles Schwab Corp. (The)
Series D 5.95%, 03/01/23 (f)	46,239	1,162,911
General American Investors Co., Inc.
Series B 5.95%, 12/03/21 (f)	4,712	122,621
MetLife, Inc.
Series A(ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 5.75%, 12/03/21 (d)(f)	128,986	3,051,809
Northern Trust Corp.
Series E 4.70%, 01/01/25 (f)	101,453	2,318,201
State Street Corp.
Series G(ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/26 (d)(f)	57,946	1,515,288
Truist Financial Corp.
Series R 4.75%, 09/01/25 (f)	383,073	8,504,220
US Bancorp
Series B(ICE LIBOR USD 3 Month + 0.60%), 5.39%, 12/03/21 (d)(f)	140,375	2,863,650
TOTAL Preferred Stocks (Cost 20,485,647)		19,538,700

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
CLOSED END FUNDS - 0.8%
United Kingdom - 0.8%
Caledonia Investments plc (Cost $11,116,587)	310,700	13,777,191

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS - 0.1%

United States - 0.1%
Aramark Intermediate HoldCo Corp., Term Loan B3
(ICE LIBOR USD 1 Month + 1.75%), 6.32%, 3/11/2025 (d) (Cost $1,483,815)	1,500,000	1,488,435

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.1%

COMMERCIAL PAPER - 1.1%
Arrow Electronics, Inc.
4.80%, 2/1/2023 (h)	1,874,000	1,873,747
CenterPoint Energy, Inc.
4.50%, 2/1/2023 (h)	2,104,000	2,103,734
Entergy Corp.
4.50%, 2/1/2023 (c)(h)	2,143,000	2,142,730
General Motors Financial Co., Inc.
4.75%, 2/1/2023 (h)	4,286,000	4,285,430
Mitsui & Co. USA, Inc.
4.31%, 2/1/2023 (h)	1,948,000	1,947,767
Walgreens Boots Alliance, Inc.
4.65%, 2/1/2023 (c)(h)	6,468,000	6,467,166
TOTAL COMMERCIAL PAPER (Cost $18,822,999)		18,820,574

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (i)
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.20% (j) (Cost $6,455)	6,455	6,455

TOTAL SHORT-TERM INVESTMENTS (Cost $18,829,454)		18,827,029

Total Investments - 99.6% (Cost $1,495,670,041)		1,662,611,433
Other assets less liabilities - 0.4%		6,013,607
Net Assets - 100.0%		1,668,625,040

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2023 amounted to $138,415,056, which represents approximately 8.30% of net assets of the Fund.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2023.
(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)	Perpetual security. The rate reflected was the rate in effect on January 31, 2023. The maturity date reflects the next call date.
(g)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(h)	The rate shown was the current yield as of January 31, 2023.
(i)	Represents less than 0.05% of net assets.
(j)	Represents 7-day effective yield as of January 31, 2023.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2023 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,602,763	EUR	3,461,000	UBS AG	2/15/2023	(163,054)
USD	3,611,346	EUR	3,461,000	Bank of New York Mellon	3/15/2023	(160,882)
USD	3,895,931	EUR	3,664,000	Goldman Sachs	4/19/2023	(106,127)
USD	2,380,016	GBP	1,946,000	Goldman Sachs	4/19/2023	(23,045)
USD	3,561,387	EUR	3,294,000	JPMorgan Chase Bank	5/17/2023	(41,912)
USD	2,637,625	GBP	2,172,000	JPMorgan Chase Bank	5/17/2023	(45,929)
Net unrealized depreciation						(540,949)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2023 (unaudited)

Written Call Options Contracts as of January 31, 2023 :

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	99	USD	(1,697,553)	USD	230.00	9/15/2023	(11,137)
Bank of New York Mellon Corp. (The)	Exchange Traded	336	USD	(1,699,152)	USD	55.00	6/16/2023	(36,960)
Bank of New York Mellon Corp. (The)	Exchange Traded	327	USD	(1,653,639)	USD	60.00	6/16/2023	(8,175)
Bank of New York Mellon Corp. (The)	Exchange Traded	328	USD	(1,658,696)	USD	60.00	9/15/2023	(26,240)
Bank of New York Mellon Corp. (The)	Exchange Traded	329	USD	(1,663,753)	USD	65.00	9/15/2023	(9,048)
Becton Dickinson & Co.	Exchange Traded	66	USD	(1,664,652)	USD	300.00	9/15/2023	(22,440)
Boston Properties, Inc., REIT	Exchange Traded	463	USD	(3,451,202)	USD	85.00	7/21/2023	(71,765)
Boston Properties, Inc., REIT	Exchange Traded	224	USD	(1,669,696)	USD	90.00	7/21/2023	(16,800)
CH Robinson Worldwide, Inc.	Exchange Traded	170	USD	(1,702,890)	USD	120.00	5/19/2023	(12,750)
CH Robinson Worldwide, Inc.	Exchange Traded	178	USD	(1,783,026)	USD	120.00	7/21/2023	(29,370)
CH Robinson Worldwide, Inc.	Exchange Traded	170	USD	(1,702,890)	USD	125.00	5/19/2023	(6,375)
CH Robinson Worldwide, Inc.	Exchange Traded	175	USD	(1,752,975)	USD	125.00	7/21/2023	(14,875)
Coca-Cola Femsa SAB de CV	Exchange Traded	464	USD	(3,534,752)	USD	80.00	2/17/2023	(13,920)
Coca-Cola Femsa SAB de CV	Exchange Traded	226	USD	(1,721,668)	USD	90.00	8/18/2023	(23,165)
Colgate-Palmolive Co.	Exchange Traded	196	USD	(1,460,788)	USD	90.00	5/19/2023	(3,920)
Colgate-Palmolive Co.	Exchange Traded	210	USD	(1,565,130)	USD	90.00	8/18/2023	(3,675)
Comcast Corp., Class A	Exchange Traded	434	USD	(1,707,790)	USD	50.00	6/16/2023	(6,293)
Elevance Health, Inc.	Exchange Traded	30	USD	(1,499,970)	USD	500.00	3/17/2023	(46,560)
Elevance Health, Inc.	Exchange Traded	31	USD	(1,549,969)	USD	510.00	6/16/2023	(83,452)
Elevance Health, Inc.	Exchange Traded	29	USD	(1,449,971)	USD	540.00	6/16/2023	(42,775)
Elevance Health, Inc.	Exchange Traded	29	USD	(1,449,971)	USD	550.00	3/17/2023	(6,090)
Exxon Mobil Corp.	Exchange Traded	144	USD	(1,670,544)	USD	120.00	2/17/2023	(13,824)
Exxon Mobil Corp.	Exchange Traded	161	USD	(1,867,761)	USD	120.00	6/16/2023	(93,380)
Exxon Mobil Corp.	Exchange Traded	134	USD	(1,554,534)	USD	125.00	3/17/2023	(14,070)
Exxon Mobil Corp.	Exchange Traded	138	USD	(1,600,938)	USD	130.00	2/17/2023	(414)
Exxon Mobil Corp.	Exchange Traded	134	USD	(1,554,534)	USD	130.00	3/17/2023	(4,824)
Exxon Mobil Corp.	Exchange Traded	141	USD	(1,635,741)	USD	135.00	3/17/2023	(1,692)
Exxon Mobil Corp.	Exchange Traded	141	USD	(1,635,741)	USD	140.00	3/17/2023	(564)
Exxon Mobil Corp.	Exchange Traded	129	USD	(1,496,529)	USD	145.00	3/17/2023	(387)
Exxon Mobil Corp.	Exchange Traded	149	USD	(1,728,549)	USD	145.00	6/16/2023	(6,705)
Exxon Mobil Corp.	Exchange Traded	129	USD	(1,496,529)	USD	150.00	3/17/2023	(516)
Exxon Mobil Corp.	Exchange Traded	147	USD	(1,705,347)	USD	150.00	6/16/2023	(3,381)
Exxon Mobil Corp.	Exchange Traded	145	USD	(1,682,145)	USD	155.00	7/21/2023	(4,132)
Exxon Mobil Corp.	Exchange Traded	143	USD	(1,658,943)	USD	160.00	7/21/2023	(2,288)
Fidelity National Information Services, Inc.	Exchange Traded	221	USD	(1,658,384)	USD	90.00	2/17/2023	(4,420)
Fidelity National Information Services, Inc.	Exchange Traded	208	USD	(1,560,832)	USD	90.00	4/21/2023	(11,440)
General Dynamics Corp.	Exchange Traded	72	USD	(1,678,032)	USD	290.00	8/18/2023	(4,680)
HCA Healthcare, Inc.	Exchange Traded	47	USD	(1,198,829)	USD	220.00	3/17/2023	(174,135)
HCA Healthcare, Inc.	Exchange Traded	125	USD	(3,188,375)	USD	230.00	3/17/2023	(353,125)
HCA Healthcare, Inc.	Exchange Traded	152	USD	(3,877,064)	USD	240.00	3/17/2023	(287,280)
HCA Healthcare, Inc.	Exchange Traded	135	USD	(3,443,445)	USD	250.00	3/17/2023	(175,500)
HCA Healthcare, Inc.	Exchange Traded	64	USD	(1,632,448)	USD	290.00	3/17/2023	(8,000)
HCA Healthcare, Inc.	Exchange Traded	64	USD	(1,632,448)	USD	290.00	6/16/2023	(41,600)
HCA Healthcare, Inc.	Exchange Traded	64	USD	(1,632,448)	USD	310.00	9/15/2023	(37,120)
HCA Healthcare, Inc.	Exchange Traded	65	USD	(1,657,955)	USD	320.00	6/16/2023	(7,800)
HCA Healthcare, Inc.	Exchange Traded	64	USD	(1,632,448)	USD	320.00	9/15/2023	(25,280)
IDACORP, Inc.	Exchange Traded	128	USD	(1,354,368)	USD	130.00	2/17/2023	(61,440)
Kraft Heinz Co. (The)	Exchange Traded	407	USD	(1,649,571)	USD	42.50	4/21/2023	(31,339)
Kraft Heinz Co. (The)	Exchange Traded	381	USD	(1,544,193)	USD	50.00	7/21/2023	(4,953)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2023 (unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Magellan Midstream Partners LP	Exchange Traded	275	USD	(1,468,500)	USD	60.00	4/21/2023	(2,750)
Oracle Corp.	Exchange Traded	187	USD	(1,654,202)	USD	85.00	3/17/2023	(104,720)
Oracle Corp.	Exchange Traded	187	USD	(1,654,202)	USD	87.50	2/17/2023	(43,010)
Oracle Corp.	Exchange Traded	188	USD	(1,663,048)	USD	100.00	3/17/2023	(5,640)
Philip Morris International, Inc.	Exchange Traded	149	USD	(1,553,176)	USD	115.00	3/17/2023	(2,608)
Philip Morris International, Inc.	Exchange Traded	149	USD	(1,553,176)	USD	120.00	3/17/2023	(2,235)
Philip Morris International, Inc.	Exchange Traded	155	USD	(1,615,720)	USD	120.00	6/16/2023	(6,975)
Philip Morris International, Inc.	Exchange Traded	152	USD	(1,584,448)	USD	125.00	6/16/2023	(3,040)
Philip Morris International, Inc.	Exchange Traded	165	USD	(1,719,960)	USD	125.00	9/15/2023	(10,725)
Philip Morris International, Inc.	Exchange Traded	149	USD	(1,553,176)	USD	130.00	6/16/2023	(2,980)
Ross Stores, Inc.	Exchange Traded	183	USD	(2,162,877)	USD	100.00	5/19/2023	(429,135)
Schlumberger Ltd.	Exchange Traded	276	USD	(1,572,648)	USD	70.00	2/17/2023	(828)
Schlumberger Ltd.	Exchange Traded	301	USD	(1,715,098)	USD	75.00	5/19/2023	(11,438)
Schlumberger Ltd.	Exchange Traded	290	USD	(1,652,420)	USD	80.00	8/18/2023	(20,300)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Exchange Traded	181	USD	(1,678,413)	USD	100.00	2/17/2023	(7,240)
Texas Instruments, Inc.	Exchange Traded	87	USD	(1,541,727)	USD	195.00	2/17/2023	(1,740)
Texas Instruments, Inc.	Exchange Traded	87	USD	(1,541,727)	USD	210.00	4/21/2023	(4,002)
Texas Instruments, Inc.	Exchange Traded	92	USD	(1,630,332)	USD	220.00	4/21/2023	(1,564)
Texas Instruments, Inc.	Exchange Traded	90	USD	(1,594,890)	USD	230.00	4/21/2023	(720)
UGI Corp.	Exchange Traded	399	USD	(1,589,217)	USD	40.00	2/17/2023	(31,920)
Union Pacific Corp.	Exchange Traded	65	USD	(1,327,235)	USD	220.00	5/19/2023	(25,805)
Universal Health Services, Inc., Class B	Exchange Traded	104	USD	(1,541,384)	USD	160.00	2/17/2023	(6,240)
Universal Health Services, Inc., Class B	Exchange Traded	88	USD	(1,304,248)	USD	160.00	3/17/2023	(20,680)
Walmart, Inc.	Exchange Traded	99	USD	(1,424,313)	USD	165.00	2/17/2023	(99)
Walmart, Inc.	Exchange Traded	113	USD	(1,625,731)	USD	170.00	3/17/2023	(791)
Wells Fargo & Co.	Exchange Traded	355	USD	(1,663,885)	USD	52.50	7/21/2023	(41,890)
Wells Fargo & Co.	Exchange Traded	322	USD	(1,509,214)	USD	55.00	3/17/2023	(966)
Wells Fargo & Co.	Exchange Traded	322	USD	(1,509,214)	USD	55.00	4/21/2023	(5,474)
Wells Fargo & Co.	Exchange Traded	372	USD	(1,743,564)	USD	55.00	7/21/2023	(23,808)
Weyerhaeuser Co., REIT	Exchange Traded	529	USD	(1,821,347)	USD	38.00	7/21/2023	(33,063)
								(2,722,460)
Total Written Options Contracts (Premiums Received ($2,447,564))								(2,722,460)

Abbreviations
ADR	American Depositary Receipt
BRL	Brazilian real
COP	Colombian Peso
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
ICE	Intercontinental Exchange
KRW	Korea (Rep.) Won
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.6%
Air Freight & Logistics	0.6
Airlines	1.1
Auto Components	0.3
Banks	6.8
Beverages	4.3
Capital Markets	1.7
Chemicals	1.1
Commercial Services & Supplies	1.4
Commodities	6.5
Consumer Finance	0.1
Containers & Packaging	0.3
Diversified Consumer Services	0.1
Diversified Financial Services	5.1
Electric Utilities	0.3
Electrical Equipment	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Energy Equipment & Services	0.6
Equity Real Estate Investment Trusts (REITs)	2.7
Food & Staples Retailing	0.8
Food Products	5.3
Foreign Government Securities	1.7
Gas Utilities	0.4
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	2.5
Hotels, Restaurants & Leisure	0.9
Household Durables	0.8
Household Products	2.5
Industrial Conglomerates	2.4
Insurance	2.5
IT Services	0.3
Leisure Products	0.3
Life Sciences Tools & Services	0.2
Machinery	1.8
Media	1.2
Metals & Mining	2.6
Oil, Gas & Consumable Fuels	8.9
Paper & Forest Products	0.1
Personal Products	3.7
Pharmaceuticals	1.7
Professional Services	0.2
Real Estate Management & Development	2.2
Road & Rail	0.1
Semiconductors & Semiconductor Equipment	1.6
Software	0.8
Specialty Retail	0.5
Technology Hardware, Storage & Peripherals	0.5
Textiles, Apparel & Luxury Goods	1.3
Tobacco	6.1
Trading Companies & Distributors	0.7
U.S. Treasury Obligations	9.1
Short-Term Investments	1.1
Total Investments	99.6%

*Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 89.1%

Australia - 0.9%
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026 (a)	867,000	893,717
Nufarm Australia Ltd.
5.00%, 1/27/2030 (a)	859,000	779,384
		1,673,101
Canada - 4.0%
Kronos Acquisition Holdings, Inc.
5.00%, 12/31/2026 (a)	2,000,000	1,815,500
7.00%, 12/31/2027 (a)	932,000	812,238
Open Text Corp.
3.88%, 2/15/2028 (a)	2,190,000	1,903,023
Open Text Holdings, Inc.
4.13%, 2/15/2030 (a)	393,000	330,936
Precision Drilling Corp.
6.88%, 1/15/2029 (a)	1,944,000	1,872,539
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025 (a)	634,000	626,192
		7,360,428
Germany - 4.4%
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028 (a)	2,640,000	2,356,359
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK) 9/15/2026 (a)(b)	3,041,000	2,781,542
6.00%, (6.00% Cash or 6.75% PIK) 5/15/2027 (a)(b)	1,280,244	1,189,116
6.37%, (6.38% Cash or 7.13% PIK) 5/15/2029 (a)(b)	689,000	602,840
Mercer International, Inc.
5.13%, 2/1/2029	1,395,000	1,193,004
		8,122,861
Mexico - 1.9%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028‡ (a)	3,626,000	3,345,356
Petroleos Mexicanos
6.70%, 2/16/2032	200,000	166,013
		3,511,369
Poland - 1.1%
Canpack SA
3.13%, 11/1/2025 (a)	200,000	182,100
3.88%, 11/15/2029 (a)	2,147,000	1,782,847
		1,964,947
Singapore - 0.6%
Avation Capital SA
6.50%, (8.25% Cash or 9.00% PIK) 10/31/2026 (a)(b)	1,250,917	1,062,758

United Kingdom - 0.6%
Petrofac Ltd.
9.75%, 11/15/2026 (a)	1,600,000	1,024,838

United States - 75.6%
ACCO Brands Corp.
4.25%, 3/15/2029 (a)	2,114,000	1,828,726
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,251,333	1,226,713
5.75%, 4/20/2029 (a)	185,000	178,936
AMN Healthcare, Inc.
4.63%, 10/1/2027 (a)	2,626,000	2,435,825
4.00%, 4/15/2029 (a)	1,609,000	1,395,695
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	615,000	631,144
5.38%, 6/15/2029 (a)	1,294,000	1,201,802
Antero Resources Corp.
8.38%, 7/15/2026 (a)	604,000	633,958
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	623,000	613,655
6.38%, 5/1/2025 (a)	1,163,000	1,163,291
5.00%, 2/1/2028 (a)	57,000	53,722
Arcosa, Inc.
4.38%, 4/15/2029 (a)	163,000	145,769
Arko Corp.
5.13%, 11/15/2029 (a)	1,000,000	792,700
Ashland LLC
3.38%, 9/1/2031 (a)	1,500,000	1,245,000
Avantor Funding, Inc.
3.88%, 11/1/2029 (a)	2,000,000	1,758,120
Ball Corp.
6.88%, 3/15/2028	367,000	378,505
Boyd Gaming Corp.
4.75%, 12/1/2027	872,000	828,982
4.75%, 6/15/2031 (a)	162,000	145,769
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	1,000,000	902,506
4.13%, 4/15/2029 (a)	653,000	584,454
Carnival Corp.
5.75%, 3/1/2027 (a)	1,242,000	1,030,860
4.00%, 8/1/2028 (a)	424,000	366,328
Centene Corp.
4.25%, 12/15/2027	2,641,000	2,533,432
4.63%, 12/15/2029	809,000	768,599
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	857,000	793,008
3.75%, 3/15/2029 (a)	1,182,000	1,052,789
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	1,603,000	1,632,580
CITGO Petroleum Corp.
7.00%, 6/15/2025 (a)	3,956,000	3,922,690
6.38%, 6/15/2026 (a)	802,000	785,852
CNX Midstream Partners LP
4.75%, 4/15/2030 (a)	1,079,000	912,974
CNX Resources Corp.
7.38%, 1/15/2031 (a)	250,000	243,123

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Cogent Communications Group, Inc.
3.50%, 5/1/2026 (a)	648,000	599,954
Conduent Business Services LLC
6.00%, 11/1/2029 (a)	2,000,000	1,770,000
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026 (a)	3,000,000	2,866,929
Crestwood Midstream Partners LP
6.00%, 2/1/2029 (a)	1,868,000	1,772,111
7.38%, 2/1/2031 (a)	1,000,000	1,006,250
Crocs, Inc.
4.13%, 8/15/2031 (a)	500,000	415,815
Crown Americas LLC
4.75%, 2/1/2026	1,844,000	1,801,477
Dana, Inc.
5.38%, 11/15/2027	1,255,000	1,192,520
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,234,000	1,882,145
Delta Air Lines, Inc.
4.50%, 10/20/2025 (a)	2,197,849	2,171,610
7.38%, 1/15/2026	1,528,000	1,590,409
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	1,243,000	1,090,732
Dycom Industries, Inc.
4.50%, 4/15/2029 (a)	2,065,000	1,848,691
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	618,000	585,252
4.13%, 4/1/2029 (a)	669,000	582,866
Embecta Corp.
5.00%, 2/15/2030 (a)	801,000	659,824
6.75%, 2/15/2030 (a)	693,000	623,554
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	8,000	7,160
4.38%, 3/31/2029 (a)	871,000	756,394
EnLink Midstream LLC
6.50%, 9/1/2030 (a)	1,000,000	1,018,750
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	1,000,000	937,239
Fair Isaac Corp.
4.00%, 6/15/2028 (a)	2,169,000	2,013,927
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	914,000	872,797
6.75%, 5/1/2029 (a)	308,000	264,110
6.00%, 1/15/2030 (a)	1,000,000	821,430
G-III Apparel Group Ltd.
7.88%, 8/15/2025 (a)	2,000,000	1,899,517
Gray Escrow II, Inc.
5.38%, 11/15/2031 (a)	1,000,000	769,025
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026 (a)	1,240,000	1,184,188
HCA, Inc.
3.50%, 9/1/2030	607,000	544,071
Hertz Corp. (The)
5.00%, 12/1/2029 (a)	2,000,000	1,635,000
Howard Hughes Corp. (The)
4.38%, 2/1/2031 (a)	62,000	51,518
Imola Merger Corp.
4.75%, 5/15/2029 (a)	1,184,000	1,030,080
Ingles Markets, Inc.
4.00%, 6/15/2031 (a)	1,500,000	1,292,443
Interface, Inc.
5.50%, 12/1/2028 (a)	2,794,000	2,347,379
International Game Technology plc
5.25%, 1/15/2029 (a)	967,000	928,030
IQVIA, Inc.
5.00%, 10/15/2026 (a)	800,000	780,000
5.00%, 5/15/2027 (a)	1,075,000	1,043,191
Iron Mountain, Inc.
REIT, 5.25%, 3/15/2028 (a)	621,000	590,509
REIT, 5.00%, 7/15/2028 (a)	220,000	202,293
REIT, 4.88%, 9/15/2029 (a)	870,000	785,727
REIT, 5.25%, 7/15/2030 (a)	763,000	690,469
REIT, 4.50%, 2/15/2031 (a)	940,000	805,477
ITT Holdings LLC
6.50%, 8/1/2029 (a)	1,250,000	1,085,938
Jefferies Finance LLC
5.00%, 8/15/2028 (a)	1,150,000	975,367
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	1,312,000	1,197,856
Koppers, Inc.
6.00%, 2/15/2025 (a)	2,389,000	2,353,165
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	581,000	561,925
4.13%, 1/31/2030 (a)	1,117,000	1,006,696
Level 3 Financing, Inc.
4.25%, 7/1/2028 (a)	589,000	466,777
Macy's Retail Holdings LLC
5.88%, 3/15/2030 (a)	250,000	228,193
6.13%, 3/15/2032 (a)	500,000	447,500
Maxar Technologies, Inc.
7.75%, 6/15/2027 (a)	2,000,000	2,091,200
MGIC Investment Corp.
5.25%, 8/15/2028	612,000	576,932
Mileage Plus Holdings LLC
6.50%, 6/20/2027 (a)	699,205	706,413
Moog, Inc.
4.25%, 12/15/2027 (a)	155,000	143,763
MSCI, Inc.
4.00%, 11/15/2029 (a)	1,000,000	910,000
Mueller Water Products, Inc.
4.00%, 6/15/2029 (a)	646,000	572,951
Oxford Finance LLC
6.38%, 2/1/2027 (a)	250,000	239,108
PennyMac Financial Services, Inc.
5.75%, 9/15/2031 (a)	1,000,000	840,496
Pilgrim's Pride Corp.
5.88%, 9/30/2027 (a)	638,000	633,081
4.25%, 4/15/2031 (a)	2,347,000	2,036,023
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	1,786,000	1,759,353
PRA Group, Inc.
7.38%, 9/1/2025 (a)	2,000,000	1,983,169
Radian Group, Inc.
4.50%, 10/1/2024	645,000	623,601
Range Resources Corp.
4.75%, 2/15/2030 (a)	1,000,000	895,754

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (a)	1,019,000	918,190
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	596,000	639,973
5.50%, 8/31/2026 (a)	1,000,000	894,962
5.38%, 7/15/2027 (a)	100,000	86,988
8.25%, 1/15/2029 (a)	500,000	522,500
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	609,000	562,433
Scripps Escrow II, Inc.
5.38%, 1/15/2031 (a)	2,452,000	1,978,764
Sealed Air Corp.
4.00%, 12/1/2027 (a)	1,252,000	1,158,163
6.13%, 2/1/2028 (a)	250,000	252,225
SEG Holding LLC
5.63%, 10/15/2028 (a)	3,198,000	3,023,221
Service Corp. International
4.63%, 12/15/2027	124,000	117,886
5.13%, 6/1/2029	125,000	119,701
Shea Homes LP
4.75%, 2/15/2028	668,000	595,282
Spirit Loyalty Cayman Ltd.
8.00%, 9/20/2025 (a)	1,000,000	1,024,980
Sprint LLC
7.88%, 9/15/2023	2,500,000	2,537,183
Staples, Inc.
10.75%, 4/15/2027 (a)	500,000	378,750
Sunoco LP
4.50%, 4/30/2030	2,000,000	1,781,700
Sylvamo Corp.
7.00%, 9/1/2029 (a)	397,000	379,596
Teleflex, Inc.
4.63%, 11/15/2027	1,005,000	959,486
4.25%, 6/1/2028 (a)	1,026,000	946,434
Thor Industries, Inc.
4.00%, 10/15/2029 (a)	1,250,000	1,039,400
Triton Water Holdings, Inc.
6.25%, 4/1/2029 (a)	2,138,000	1,697,056
Turning Point Brands, Inc.
5.63%, 2/15/2026 (a)	1,830,000	1,658,109
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	587,027	594,004
United Airlines, Inc.
4.38%, 4/15/2026 (a)	343,000	325,622
4.63%, 4/15/2029 (a)	229,000	208,873
United Natural Foods, Inc.
6.75%, 10/15/2028 (a)	1,530,000	1,476,450
United Rentals North America, Inc.
6.00%, 12/15/2029 (a)	100,000	101,500
United Wholesale Mortgage LLC
5.50%, 4/15/2029 (a)	326,000	280,311
VICI Properties LP
REIT, 4.25%, 12/1/2026 (a)	245,000	231,219
REIT, 5.75%, 2/1/2027 (a)	2,415,000	2,402,321
REIT, 3.75%, 2/15/2027 (a)	305,000	281,803
REIT, 4.13%, 8/15/2030 (a)	305,000	272,819
Vista Outdoor, Inc.
4.50%, 3/15/2029 (a)	3,203,000	2,594,430
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	1,850,000	1,895,651
White Cap Parent LLC
8.25%, (8.25% Cash or 9.00% PIK) 3/15/2026 (a)(b)	1,972,000	1,799,450
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028 (a)	1,222,000	1,127,057
Ziff Davis, Inc.
4.63%, 10/15/2030 (a)	1,588,000	1,407,063
ZipRecruiter, Inc.
5.00%, 1/15/2030 (a)	500,000	435,000
		138,960,186
Total Corporate Bonds (Cost 177,233,340)		163,680,488

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS - 1.5%

United States - 1.5%
Aramark Intermediate HoldCo Corp., Term Loan B3
(ICE LIBOR USD 1 Month + 1.75%), 6.32%, 3/11/2025 (c)	1,750,000	1,736,507
BJ's Wholesale Club, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 7.11%, 2/3/2027 (c)	1,070,112	1,070,444

TOTAL Loan Assignments (Cost 2,800,590)		2,806,951

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 8.4%

COMMERCIAL PAPER - 8.4%
Arrow Electronics, Inc.
4.80%, 2/1/2023 (d)	1,533,000	1,532,793
CenterPoint Energy, Inc.
4.50%, 2/1/2023 (d)	1,721,000	1,720,782
Entergy Corp.
4.50%, 2/1/2023 (a)(d)	1,753,000	1,752,779
General Motors Financial Co., Inc.
4.75%, 2/1/2023 (d)	3,505,000	3,504,534
Mitsui & Co. USA, Inc.
4.31%, 2/1/2023 (d)	1,593,000	1,592,810
Walgreens Boots Alliance, Inc.
4.65%, 2/1/2023 (a)(d)	5,289,000	5,288,318
TOTAL COMMERCIAL PAPER (Cost $15,394,000)		15,392,016

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (e)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.20% (f) (Cost $4,679)	4,679	4,679

TOTAL SHORT-TERM INVESTMENTS (Cost $15,398,679)		15,396,695

Total Investments - 99.0% (Cost $195,432,609)		181,884,134
Other assets less liabilities - 1.0%		1,888,254
Net Assets - 100.0%		183,772,388

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2023 amounted to $151,256,365, which represents approximately 82.31% of net assets of the Fund.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2023.
(d)	The rate shown was the current yield as of January 31, 2023.
(e)	Represents less than 0.05% of net assets.
(f)	Represents 7-day effective yield as of January 31, 2023.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
January 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	2.0%
Airlines	5.0
Auto Components	3.1
Automobiles	0.6
Beverages	0.9
Capital Markets	0.5
Chemicals	2.4
Commercial Services & Supplies	4.6
Construction & Engineering	1.1
Consumer Finance	1.7
Containers & Packaging	3.0
Diversified Consumer Services	0.1
Diversified Financial Services	2.5
Diversified Telecommunication Services	1.3
Energy Equipment & Services	1.6
Entertainment	0.9
Equity Real Estate Investment Trusts (REITs)	3.7
Food & Staples Retailing	3.7
Food Products	3.3
Health Care Equipment & Supplies	2.7
Health Care Providers & Services	3.1
Health Care Technology	1.0
Hotels, Restaurants & Leisure	3.6
Household Durables	0.3
Household Products	1.8
Interactive Media & Services	1.0
IT Services	1.3
Leisure Products	1.4
Life Sciences Tools & Services	1.0
Machinery	0.8
Media	1.5
Metals & Mining	0.7
Multiline Retail	0.4
Oil, Gas & Consumable Fuels	9.8
Paper & Forest Products	0.9
Personal Products	0.6
Pharmaceuticals	1.3
Professional Services	2.1
Real Estate Management & Development	0.0 *
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	0.5
Software	3.9
Specialty Retail	1.6
Textiles, Apparel & Luxury Goods	1.3
Thrifts & Mortgage Finance	1.2
Tobacco	0.9
Trading Companies & Distributors	1.6
Wireless Telecommunication Services	1.4
Short-Term Investments	8.4
Total Investments	99.0%

*      Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 95.0%

Air Freight & Logistics - 5.9%
CH Robinson Worldwide, Inc.	114,305	11,449,932
Expeditors International of Washington, Inc.	101,436	10,970,303
		22,420,235
Beverages - 3.9%
PepsiCo, Inc.	85,057	14,546,448

Capital Markets - 3.1%
Bank of New York Mellon Corp. (The)	234,559	11,861,649

Electronic Equipment, Instruments & Components - 4.4%
TE Connectivity Ltd.	131,856	16,765,490

Equity Real Estate Investment Trusts (REITs) - 2.0%
Equity Residential	121,127	7,709,734

Food Products - 1.1%
Nestle SA (Registered)	33,476	4,084,375

Health Care Equipment & Supplies - 9.7%
Becton Dickinson & Co.	49,735	12,544,162
Medtronic plc	286,840	24,005,639
		36,549,801
Health Care Providers & Services - 9.3%
HCA Healthcare, Inc.	53,355	13,609,260
UnitedHealth Group, Inc.	42,657	21,293,948
		34,903,208
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	51,285	5,597,245

Household Products - 4.3%
Colgate-Palmolive Co.	219,798	16,381,545

Interactive Media & Services - 8.1%
Alphabet, Inc., Class A*	153,955	15,216,912
Meta Platforms, Inc., Class A*	103,241	15,379,812
		30,596,724
IT Services - 1.8%
Accenture plc, Class A	2,731	762,086
Fidelity National Information Services, Inc.	79,808	5,988,792
		6,750,878
Machinery - 3.4%
Schindler Holding AG (Switzerland)	59,223	12,622,635

Media - 6.6%
Comcast Corp., Class A	629,399	24,766,851

Semiconductors & Semiconductor Equipment - 8.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	44,654	4,140,765
Texas Instruments, Inc.	161,075	28,544,101
		32,684,866
Software - 7.7%
Microsoft Corp.	33,141	8,212,671
Oracle Corp.	237,285	20,990,231
		29,202,902
Specialty Retail - 8.1%
Home Depot, Inc. (The)	53,770	17,430,621
Ross Stores, Inc.	110,084	13,010,828
		30,441,449
Tobacco - 5.4%
Philip Morris International, Inc.	195,760	20,406,022

TOTAL COMMON STOCKS (Cost $323,054,672)		358,292,057

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 4.0%

Oil, Gas & Consumable Fuels - 4.0%
Enterprise Products Partners LP	298,192	7,633,715
Magellan Midstream Partners LP	142,333	7,600,582

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $14,832,767)		15,234,297

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.2%

COMMERCIAL PAPER - 1.2%
Arrow Electronics, Inc.
4.80%, 2/1/2023 (a)	434,000	433,941
CenterPoint Energy, Inc.
4.50%, 2/1/2023 (a)	487,000	486,938
Entergy Corp.
4.50%, 2/1/2023 (a)(b)	496,000	495,938
General Motors Financial Co., Inc.
4.75%, 2/1/2023 (a)	993,000	992,868
Mitsui & Co. USA, Inc.
4.31%, 2/1/2023 (a)	451,000	450,946
Walgreens Boots Alliance, Inc.
4.65%, 2/1/2023 (a)(b)	1,499,000	1,498,807
TOTAL COMMERCIAL PAPER (Cost $4,360,000)		4,359,438

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.20% (d) (Cost $1,857)	1,857	1,857

TOTAL SHORT-TERM INVESTMENTS (Cost $4,361,857)		4,361,295

Total Investments - 100.2% (Cost $342,249,296)		377,887,649
Liabilities in excess of other assets - (0.2%)		(834,595)
Net Assets - 100.0%		377,053,054

*	Non-income producing security.
(a)	The rate shown was the current yield as of January 31, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2023 amounted to $1,994,745, which represents approximately 0.53% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of January 31, 2023.

Abbreviations
ADR	American Depositary Receipt

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
January 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	5.9%
Beverages	3.9
Capital Markets	3.1
Electronic Equipment, Instruments & Components	4.4
Equity Real Estate Investment Trusts (REITs)	2.0
Food Products	1.1
Health Care Equipment & Supplies	9.7
Health Care Providers & Services	9.3
Hotels, Restaurants & Leisure	1.5
Household Products	4.3
Interactive Media & Services	8.1
IT Services	1.8
Machinery	3.4
Media	6.6
Oil, Gas & Consumable Fuels	4.0
Semiconductors & Semiconductor Equipment	8.7
Software	7.7
Specialty Retail	8.1
Tobacco	5.4
Short-Term Investments	1.2
Total Investments	100.2%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2023

Investments	Shares	Value ($)
COMMON STOCKS - 93.0%

Aerospace & Defense - 4.1%
AAR Corp.*	89,778	4,618,180
Astronics Corp.*	154,612	2,295,988
Curtiss-Wright Corp.	23,567	3,907,409
Ducommun, Inc.*	101,390	5,858,314
Hexcel Corp.	60,533	4,272,419
Kaman Corp.	57,902	1,460,289
Mercury Systems, Inc.*	66,514	3,324,702
Spirit AeroSystems Holdings, Inc., Class A	115,849	4,187,941
Triumph Group, Inc.*	115,946	1,320,625
V2X, Inc.*	66,316	2,928,515
		34,174,382
Air Freight & Logistics - 0.4%
GXO Logistics, Inc.*	41,302	2,161,334
Radiant Logistics, Inc.*	162,292	910,458
		3,071,792
Airlines - 1.9%
Alaska Air Group, Inc.*	98,886	5,076,807
Allegiant Travel Co.*	71,320	6,135,660
JetBlue Airways Corp.*	593,203	4,745,624
		15,958,091
Auto Components - 1.5%
Goodyear Tire & Rubber Co. (The)*	401,103	4,512,409
Modine Manufacturing Co.*	187,676	4,483,580
Superior Industries International, Inc.*	521,973	2,949,147
		11,945,136
Banks - 2.9%
Ameris Bancorp	97,661	4,605,693
Independent Bank Group, Inc.	87,403	5,357,804
Old National Bancorp	226,377	3,961,597
Seacoast Banking Corp. of Florida	169,970	5,457,737
Texas Capital Bancshares, Inc.*	68,019	4,494,015
		23,876,846
Biotechnology - 1.0%
CareDx, Inc.*	310,420	4,637,675
Ironwood Pharmaceuticals, Inc.*	343,169	3,953,307
		8,590,982
Building Products - 1.4%
AZEK Co., Inc. (The)*	150,485	3,631,203
Gibraltar Industries, Inc.*	50,056	2,681,500
Insteel Industries, Inc.	55,499	1,664,415
PGT Innovations, Inc.*	39,664	860,709
Quanex Building Products Corp.	111,192	2,878,761
		11,716,588
Capital Markets - 0.2%
Ashford, Inc., REIT*	5,188	70,142
B Riley Financial, Inc.	35,660	1,523,752
		1,593,894
Chemicals - 2.0%
AdvanSix, Inc.	85,866	3,712,846
Huntsman Corp.	168,095	5,326,931
Livent Corp.*	173,083	4,486,311
LSB Industries, Inc.*	246,233	3,129,621
		16,655,709
Commercial Services & Supplies - 2.2%
ARC Document Solutions, Inc.	104,736	365,529
Harsco Corp.*	183,978	1,460,785
Heritage-Crystal Clean, Inc.*	150,162	5,586,026
Kimball International, Inc., Class B	249,427	1,845,760
Performant Financial Corp.*	821,991	2,663,251
Quest Resource Holding Corp.*	208,784	1,440,610
VSE Corp.	90,056	4,944,074
		18,306,035
Communications Equipment - 2.8%
ADTRAN Holdings, Inc.	164,356	3,101,398
Aviat Networks, Inc.*	161,290	5,217,731
CalAmp Corp.*	546,274	2,529,248
Ceragon Networks Ltd. (Israel)*	404,010	840,341
Comtech Telecommunications Corp.	90,791	1,439,945
Digi International, Inc.*	25,234	857,704
DZS, Inc.*	272,611	3,462,160
Lantronix, Inc.*	341,535	1,724,752
Lumentum Holdings, Inc.*	41,094	2,473,037
PCTEL, Inc.*	366,085	1,694,973
		23,341,289
Construction & Engineering - 1.0%
Ameresco, Inc., Class A*	58,445	3,767,949
Arcosa, Inc.	37,049	2,195,894
Bowman Consulting Group Ltd.*	43,920	1,119,521
Orion Group Holdings, Inc.*	431,237	1,237,650
		8,321,014
Diversified Consumer Services - 1.2%
American Public Education, Inc.*	195,958	2,373,052
Lincoln Educational Services Corp.*	436,972	2,774,772
Regis Corp.*	1,399,895	2,295,828
Universal Technical Institute, Inc.*	347,871	2,636,862
		10,080,514
Electrical Equipment - 1.3%
Babcock & Wilcox Enterprises, Inc.*	214,776	1,426,113
EnerSys	22,899	1,901,075
Generac Holdings, Inc.*	44,627	5,382,016
LSI Industries, Inc.	129,337	1,775,797
Orion Energy Systems, Inc.*	328,699	545,640
		11,030,641
Electronic Equipment, Instruments & Components - 3.6%
Advanced Energy Industries, Inc.	52,938	4,909,470
Airgain, Inc.*	229,830	1,838,640
Avnet, Inc.	90,762	4,164,160
Belden, Inc.	50,031	4,057,014
Coherent Corp.*	151,479	6,574,189

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2023

Investments	Shares	Value ($)
Fabrinet (Thailand)*	19,133	2,519,051
Iteris, Inc.*	439,914	1,627,682
TTM Technologies, Inc.*	246,731	3,878,611
VIA Optronics AG, ADR (Germany)*	163,472	504,311
		30,073,128
Energy Equipment & Services - 3.7%
Archrock, Inc.	77,432	767,351
DMC Global, Inc.*	132,302	3,008,547
Helix Energy Solutions Group, Inc.*	339,115	2,689,182
Helmerich & Payne, Inc.	13,580	657,815
Liberty Energy, Inc., Class A	175,655	2,780,619
Newpark Resources, Inc.*	251,551	1,142,042
NexTier Oilfield Solutions, Inc.*	156,285	1,472,205
NOV, Inc.	153,061	3,740,811
Oil States International, Inc.*	489,267	4,188,125
ProPetro Holding Corp.*	406,475	4,044,426
RPC, Inc.	225,179	2,233,776
US Silica Holdings, Inc.*	277,204	3,392,977
		30,117,876
Equity Real Estate Investment Trusts (REITs) - 4.0%
Alexander & Baldwin, Inc.	204,952	4,103,139
Armada Hoffler Properties, Inc.	397,084	5,035,025
Braemar Hotels & Resorts, Inc.	378,647	2,006,829
Chatham Lodging Trust	151,667	2,155,188
Macerich Co. (The)	204,684	2,812,358
Park Hotels & Resorts, Inc.	127,671	1,878,041
Pebblebrook Hotel Trust	122,490	2,008,836
Physicians Realty Trust	346,595	5,496,997
Tanger Factory Outlet Centers, Inc.	193,662	3,700,881
Whitestone REIT	398,881	4,152,351
		33,349,645
Food & Staples Retailing - 0.5%
Chefs' Warehouse, Inc. (The)*	94,999	3,631,812
Natural Grocers by Vitamin Cottage, Inc.	68,853	683,710
		4,315,522
Food Products - 0.9%
Hain Celestial Group, Inc. (The)*	70,292	1,442,392
Ingredion, Inc.	16,281	1,673,687
Real Good Food Co., Inc. (The), Class A*	259,000	1,440,040
Utz Brands, Inc.	146,908	2,447,487
		7,003,606
Health Care Equipment & Supplies - 2.2%
Accuray, Inc.*	299,605	755,005
Artivion, Inc.*	165,513	2,158,289
Neuronetics, Inc.*	299,437	1,760,690
Orthofix Medical, Inc.*	74,847	1,618,941
QuidelOrtho Corp.*	37,862	3,241,366
Sientra, Inc.*	88,016	186,594
Sight Sciences, Inc.*	327,677	3,771,562
Tactile Systems Technology, Inc.*	330,103	4,281,436
		17,773,883
Health Care Providers & Services - 5.8%
Acadia Healthcare Co., Inc.*	18,489	1,553,446
AdaptHealth Corp.*	85,443	1,831,043
Addus HomeCare Corp.*	11,583	1,245,404
Amedisys, Inc.*	57,074	5,516,773
Brookdale Senior Living, Inc.*	880,574	2,536,053
Community Health Systems, Inc.*	1,140,936	5,955,686
Enhabit, Inc.*	163,523	2,511,713
InfuSystem Holdings, Inc.*	128,488	1,287,450
Option Care Health, Inc.*	77,048	2,224,376
Owens & Minor, Inc.*	80,811	1,595,209
Patterson Cos., Inc.	186,591	5,633,182
Pennant Group, Inc. (The)*	178,649	2,311,718
Quipt Home Medical Corp.*	309,135	1,792,983
RadNet, Inc.*	63,560	1,337,938
Select Medical Holdings Corp.	67,079	1,949,987
Surgery Partners, Inc.*	78,863	2,618,252
Tenet Healthcare Corp.*	114,227	6,265,351
		48,166,564
Health Care Technology - 0.6%
Health Catalyst, Inc.*	104,910	1,458,249
HealthStream, Inc.*	72,210	1,746,038
iCAD, Inc.*	644,272	1,475,383
		4,679,670
Hotels, Restaurants & Leisure - 4.3%
BJ's Restaurants, Inc.*	118,604	3,744,328
Bloomin' Brands, Inc.	146,114	3,543,265
Cheesecake Factory, Inc. (The)	134,469	5,277,908
Chuy's Holdings, Inc.*	157,922	5,405,670
Cracker Barrel Old Country Store, Inc.	27,372	3,054,168
Denny's Corp.*	371,004	4,459,468
Noodles & Co., Class A*	297,698	1,872,520
Potbelly Corp.*	415,012	3,315,946
Ruth's Hospitality Group, Inc.	123,724	2,141,662
Six Flags Entertainment Corp.*	93,101	2,499,762
		35,314,697
Household Durables - 3.8%
Beazer Homes USA, Inc.*	274,144	4,487,737
Cavco Industries, Inc.*	16,523	4,396,770
Century Communities, Inc.	84,839	5,192,147
Dixie Group, Inc. (The)*	213,469	191,866
LGI Homes, Inc.*	56,436	6,425,239
MDC Holdings, Inc.	42,107	1,589,960
Skyline Champion Corp.*	60,892	3,589,583
Snap One Holdings Corp.*	114,120	1,094,411
Sonos, Inc.*	28,857	532,123
Toll Brothers, Inc.	56,310	3,349,882
Vizio Holding Corp., Class A*	22,025	192,939
		31,042,657
Insurance - 1.1%
Old Republic International Corp.	169,910	4,483,925
Stewart Information Services Corp.	100,723	4,811,538
		9,295,463

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2023

Investments	Shares	Value ($)
Interactive Media & Services - 0.9%
Cars.com, Inc.*	208,047	3,557,604
EverQuote, Inc., Class A*	97,090	1,514,604
QuinStreet, Inc.*	173,074	2,653,224
		7,725,432
Internet & Direct Marketing Retail - 0.5%
CarParts.com, Inc.*	541,097	3,690,281

IT Services - 0.5%
Squarespace, Inc., Class A*	179,716	4,262,863

Leisure Products - 0.6%
Clarus Corp.	132,732	1,333,957
Topgolf Callaway Brands Corp.*	157,288	3,851,983
		5,185,940
Machinery - 5.1%
Astec Industries, Inc.	91,421	4,035,323
Barnes Group, Inc.	83,699	3,704,518
Blue Bird Corp.*	179,956	2,609,362
CIRCOR International, Inc.*	201,871	5,581,733
Columbus McKinnon Corp.	138,185	4,967,751
EnPro Industries, Inc.	27,342	3,310,296
John Bean Technologies Corp.	26,858	3,000,844
Luxfer Holdings plc (United Kingdom)	145,397	2,406,320
Manitex International, Inc.*	192,628	785,922
Park-Ohio Holdings Corp.	121,274	1,606,881
Shyft Group, Inc. (The)	100,908	3,359,227
Trinity Industries, Inc.	84,291	2,425,052
Wabash National Corp.	153,996	3,966,937
		41,760,166
Media - 0.4%
Magnite, Inc.*	183,799	2,220,292
Marchex, Inc., Class B*	468,344	960,105
		3,180,397
Metals & Mining - 3.1%
Carpenter Technology Corp.	116,370	5,619,507
Century Aluminum Co.*	330,783	3,718,001
Coeur Mining, Inc.*	319,099	1,241,295
Commercial Metals Co.	76,486	4,150,895
Ferroglobe plc*	631,951	3,001,767
Haynes International, Inc.	54,646	3,043,236
Hecla Mining Co.	731,520	4,513,479
		25,288,180
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Ladder Capital Corp.	238,102	2,666,742

Oil, Gas & Consumable Fuels - 3.8%
Alto Ingredients, Inc.*	461,565	1,564,705
Callon Petroleum Co.*	115,723	4,924,014
Chesapeake Energy Corp.	25,532	2,214,135
Dorian LPG Ltd.	104,736	2,079,010
Earthstone Energy, Inc., Class A*	246,700	3,429,130
Enviva, Inc.	108,868	4,951,317
Matador Resources Co.	33,064	2,187,514
Navigator Holdings Ltd.*	312,408	4,033,187
PBF Energy, Inc., Class A	27,346	1,148,258
Permian Resources Corp.	206,534	2,245,025
SM Energy Co.	67,993	2,234,930
		31,011,225
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	73,913	5,032,736

Pharmaceuticals - 0.9%
Assertio Holdings, Inc.*	646,137	2,655,623
Pacira BioSciences, Inc.*	67,075	2,634,035
Societal CDMO, Inc.*	1,296,163	1,685,012
		6,974,670
Professional Services - 0.4%
GEE Group, Inc.*	1,027,770	515,940
Heidrick & Struggles International, Inc.	78,084	2,401,864
		2,917,804
Road & Rail - 0.6%
Daseke, Inc.*	415,751	2,901,942
Heartland Express, Inc.	142,240	2,392,477
		5,294,419
Semiconductors & Semiconductor Equipment - 8.5%
Alpha & Omega Semiconductor Ltd.*	134,875	4,445,480
Amkor Technology, Inc.	154,193	4,511,687
Amtech Systems, Inc.*	273,715	2,964,334
Axcelis Technologies, Inc.*	54,952	6,041,973
Cohu, Inc.*	120,642	4,352,763
Diodes, Inc.*	28,298	2,523,899
Everspin Technologies, Inc.*	78,388	540,877
FormFactor, Inc.*	210,943	5,935,936
Ichor Holdings Ltd.*	161,528	5,459,646
inTEST Corp.*	345,346	4,489,498
Kulicke & Soffa Industries, Inc. (Singapore)	95,037	4,856,391
MKS Instruments, Inc.	57,584	5,891,995
Onto Innovation, Inc.*	65,711	5,168,170
SMART Global Holdings, Inc.*	224,895	3,865,945
Ultra Clean Holdings, Inc.*	152,365	5,127,082
Veeco Instruments, Inc.*	214,549	4,260,943
		70,436,619
Software - 2.3%
Digital Turbine, Inc.*	195,570	3,395,095
Everbridge, Inc.*	152,000	4,857,920
SecureWorks Corp., Class A*	394,073	3,160,466
Synchronoss Technologies, Inc.*	838,972	656,915
Upland Software, Inc.*	294,580	2,571,683
Yext, Inc.*	380,504	2,644,503
Zeta Global Holdings Corp., Class A*	205,810	1,868,755
		19,155,337
Specialty Retail - 3.7%
America's Car-Mart, Inc.*	68,838	5,929,705
Container Store Group, Inc. (The)*	487,081	2,537,692

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2023

Investments	Shares	Value ($)
Lithia Motors, Inc., Class A	25,727	6,771,346
LL Flooring Holdings, Inc.*	176,626	1,070,354
RH*	10,745	3,352,333
Sonic Automotive, Inc., Class A	10,038	539,141
Sportsman's Warehouse Holdings, Inc.*	384,726	3,627,966
Tile Shop Holdings, Inc.*	257,429	1,287,145
Tilly's, Inc., Class A*	272,250	2,412,135
Zumiez, Inc.*	99,186	2,561,974
		30,089,791
Textiles, Apparel & Luxury Goods - 1.2%
Allbirds, Inc., Class A*	531,168	1,460,712
Skechers USA, Inc., Class A*	19,431	935,603
Steven Madden Ltd.	99,505	3,567,254
Unifi, Inc.*	484,956	4,146,374
		10,109,943
Thrifts & Mortgage Finance - 1.0%
Axos Financial, Inc.*	38,085	1,832,650
NMI Holdings, Inc., Class A*	95,670	2,222,414
Radian Group, Inc.	99,624	2,201,691
Walker & Dunlop, Inc.	19,400	1,850,372
		8,107,127
Trading Companies & Distributors - 4.2%
Air Lease Corp.	154,862	6,964,144
FTAI Aviation Ltd.	177,899	3,977,822
H&E Equipment Services, Inc.	52,239	2,658,443
Herc Holdings, Inc.	33,326	5,176,194
NOW, Inc.*	227,719	3,197,175
Titan Machinery, Inc.*	93,263	4,097,976
Univar Solutions, Inc.*	130,690	4,506,191
WESCO International, Inc.*	26,828	3,997,640
		34,575,585
TOTAL COMMON STOCKS (Cost $702,413,096)		767,260,881

Investments	Number of Rights	Value ($)
RIGHTS - 0.0% (a)

IT Services - 0.0% (a)
Flexion, Inc., CVR*‡ (b) (Cost $27,802)	44,841	—

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 7.2%

INVESTMENT COMPANIES - 7.2%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.20% (c)
(Cost $59,450,121)	59,450,121	59,450,121

Total Investments - 100.2% (Cost $761,891,019)		826,711,002
Liabilities in excess of other assets - (0.2%)		(1,261,170)
Net Assets - 100.0%		825,449,832

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of January 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Represents 7-day effective yield as of January 31, 2023.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2023

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	4.1%
Air Freight & Logistics	0.4
Airlines	1.9
Auto Components	1.5
Banks	2.9
Biotechnology	1.0
Building Products	1.4
Capital Markets	0.2
Chemicals	2.0
Commercial Services & Supplies	2.2
Communications Equipment	2.8
Construction & Engineering	1.0
Diversified Consumer Services	1.2
Electrical Equipment	1.3
Electronic Equipment, Instruments & Components	3.6
Energy Equipment & Services	3.7
Equity Real Estate Investment Trusts (REITs)	4.0
Food & Staples Retailing	0.5
Food Products	0.9
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	5.8
Health Care Technology	0.6
Hotels, Restaurants & Leisure	4.3
Household Durables	3.8
Insurance	1.1
Interactive Media & Services	0.9
Internet & Direct Marketing Retail	0.5
IT Services	0.5
Leisure Products	0.6
Machinery	5.1
Media	0.4
Metals & Mining	3.1
Mortgage Real Estate Investment Trusts (REITs)	0.3
Oil, Gas & Consumable Fuels	3.8
Paper & Forest Products	0.6
Pharmaceuticals	0.9
Professional Services	0.4
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	8.5
Software	2.3
Specialty Retail	3.7
Textiles, Apparel & Luxury Goods	1.2
Thrifts & Mortgage Finance	1.0
Trading Companies & Distributors	4.2
Short-Term Investments	7.2
Total Investments	100.2%

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Aerospace & Defense - 3.6%
Curtiss-Wright Corp.	164	27,191
Mercury Systems, Inc.*	401	20,044
		47,235
Air Freight & Logistics - 1.1%
GXO Logistics, Inc.*	272	14,234

Airlines - 1.4%
JetBlue Airways Corp.*	2,277	18,216

Auto Components - 1.1%
Goodyear Tire & Rubber Co. (The)*	1,328	14,940

Banks - 5.9%
Ameris Bancorp	495	23,344
Independent Bank Group, Inc.	311	19,064
Seacoast Banking Corp. of Florida	612	19,651
Texas Capital Bancshares, Inc.*	235	15,527
		77,586
Biotechnology - 0.9%
CareDx, Inc.*	790	11,803

Building Products - 2.8%
AZEK Co., Inc. (The)*	531	12,813
Lennox International, Inc.	93	24,238
		37,051
Capital Markets - 1.7%
B Riley Financial, Inc.	296	12,648
Raymond James Financial, Inc.	87	9,811
		22,459
Chemicals - 3.3%
Chemours Co. (The)	520	18,923
Huntsman Corp.	527	16,700
Westlake Corp.	65	7,979
		43,602
Communications Equipment - 1.9%
Ciena Corp.*	469	24,397

Construction & Engineering - 0.9%
Ameresco, Inc., Class A*	180	11,605

Electrical Equipment - 4.1%
EnerSys	253	21,004
Generac Holdings, Inc.*	266	32,080
		53,084
Electronic Equipment, Instruments & Components - 3.3%
Belden, Inc.	211	17,110
Coherent Corp.*	584	25,346
		42,456
Energy Equipment & Services - 1.2%
Liberty Energy, Inc., Class A	1,006	15,925

Food & Staples Retailing - 4.1%
Casey's General Stores, Inc.	107	25,243
Performance Food Group Co.*	460	28,207
		53,450
Food Products - 1.5%
Ingredion, Inc.	193	19,840

Health Care Equipment & Supplies - 2.3%
QuidelOrtho Corp.*	180	15,410
Zimmer Biomet Holdings, Inc.	116	14,771
		30,181
Health Care Providers & Services - 7.5%
Amedisys, Inc.*	171	16,529
Cardinal Health, Inc.	373	28,814
Owens & Minor, Inc.*	157	3,099
Quest Diagnostics, Inc.	158	23,460
Select Medical Holdings Corp.	116	3,372
Tenet Healthcare Corp.*	416	22,818
		98,092
Hotels, Restaurants & Leisure - 8.9%
Aramark	567	25,248
Bloomin' Brands, Inc.	181	4,389
Cheesecake Factory, Inc. (The)	694	27,239
Chuy's Holdings, Inc.*	426	14,582
Cracker Barrel Old Country Store, Inc.	188	20,977
Denny's Corp.*	1,177	14,148
Vail Resorts, Inc.	37	9,707
		116,290
Household Durables - 3.3%
Beazer Homes USA, Inc.*	796	13,030
LGI Homes, Inc.*	200	22,770
Toll Brothers, Inc.	132	7,853
		43,653
Insurance - 1.5%
Old Republic International Corp.	760	20,056

Internet & Direct Marketing Retail - 1.5%
Chewy, Inc., Class A*	445	20,052

IT Services - 0.5%
Amdocs Ltd.	66	6,067

Leisure Products - 1.5%
Topgolf Callaway Brands Corp.*	800	19,592

Life Sciences Tools & Services - 1.6%
Avantor, Inc.*	626	14,962
PerkinElmer, Inc.	42	5,776
		20,738
Machinery - 3.5%
Donaldson Co., Inc.	59	3,679

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
Dover Corp.	88	13,361
Flowserve Corp.	605	20,824
Ingersoll Rand, Inc.	140	7,840
		45,704
Metals & Mining - 2.4%
Cleveland-Cliffs, Inc.*	1,477	31,534

Oil, Gas & Consumable Fuels - 7.7%
Chesapeake Energy Corp.	311	26,970
HF Sinclair Corp.	424	24,126
Matador Resources Co.	384	25,405
Permian Resources Corp.	413	4,489
SM Energy Co.	608	19,985
		100,975
Pharmaceuticals - 1.1%
Pacira BioSciences, Inc.*	366	14,373

Road & Rail - 1.2%
XPO, Inc.*	375	14,947

Semiconductors & Semiconductor Equipment - 6.3%
Amkor Technology, Inc.	635	18,580
MKS Instruments, Inc.	269	27,524
ON Semiconductor Corp.*	303	22,255
Onto Innovation, Inc.*	176	13,843
		82,202
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	25	3,807
Lithia Motors, Inc., Class A	98	25,793
RH*	23	7,176
		36,776
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp.*	10	4,275
Skechers USA, Inc., Class A*	94	4,526
Steven Madden Ltd.	270	9,679
		18,480
Thrifts & Mortgage Finance - 3.4%
Radian Group, Inc.	816	18,033
Rocket Cos., Inc., Class A	1,204	11,330
Walker & Dunlop, Inc.	157	14,975
		44,338
Trading Companies & Distributors - 2.0%
Air Lease Corp.	580	26,083

TOTAL COMMON STOCKS (Cost $1,280,745)		1,298,016

SHORT-TERM INVESTMENTS - 3.7%

INVESTMENT COMPANIES - 3.7%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.20% (a)
(Cost $49,019)	49,019	49,019

Total Investments - 102.9% (Cost $1,329,764)		1,347,035
Liabilities in excess of other assets - (2.9%)		(37,799)
Net Assets - 100.0%		1,309,236

*	Non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2023.

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
January 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	3.6%
Air Freight & Logistics	1.1
Airlines	1.4
Auto Components	1.1
Banks	5.9
Biotechnology	0.9
Building Products	2.8
Capital Markets	1.7
Chemicals	3.3
Communications Equipment	1.9
Construction & Engineering	0.9
Electrical Equipment	4.1
Electronic Equipment, Instruments & Components	3.3
Energy Equipment & Services	1.2
Food & Staples Retailing	4.1
Food Products	1.5
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	7.5
Hotels, Restaurants & Leisure	8.9
Household Durables	3.3
Insurance	1.5
Internet & Direct Marketing Retail	1.5
IT Services	0.5
Leisure Products	1.5
Life Sciences Tools & Services	1.6
Machinery	3.5
Metals & Mining	2.4
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	1.1
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	6.3
Specialty Retail	2.8
Textiles, Apparel & Luxury Goods	1.4
Thrifts & Mortgage Finance	3.4
Trading Companies & Distributors	2.0
Short-Term Investments	3.7
Total Investments	102.9%

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 83.2%

Australia - 2.8%
Glencore plc	53,934	361,190

Belgium - 0.8%
Shurgard Self Storage SA	2,139	103,216

Brazil - 1.8%
Wheaton Precious Metals Corp.	5,139	234,983

Canada - 10.1%
Barrick Gold Corp.	4,402	86,085
Canadian National Railway Co.	1,695	201,762
Canadian Pacific Railway Ltd.	2,343	184,932
Franco-Nevada Corp.	1,242	182,181
Imperial Oil Ltd.	4,652	254,251
Nutrien Ltd.	3,567	295,268
StorageVault Canada, Inc.	18,394	88,891
		1,293,370
Faroe Islands - 0.9%
Bakkafrost P/F	1,908	118,394

France - 0.9%
Air Liquide SA	719	114,484

Germany - 1.9%
FUCHS PETROLUB SE (Preference)	6,027	240,443

Hong Kong - 4.0%
CK Asset Holdings Ltd.	31,000	198,199
Guoco Group Ltd.	4,000	36,860
Hongkong Land Holdings Ltd.	38,400	187,729
Hysan Development Co. Ltd.	27,000	90,840
		513,628
Ireland - 1.3%
CRH plc	3,502	163,622

Israel - 0.8%
ICL Group Ltd.	12,657	100,876

Japan - 4.0%
Kansai Paint Co. Ltd.	5,000	70,415
Komatsu Ltd.	10,700	262,947
Mitsubishi Estate Co. Ltd.	6,700	86,116
Shin-Etsu Chemical Co. Ltd.	600	88,454
		507,932
Mexico - 2.8%
GMexico Transportes SAB de CV (a)	17,003	36,840
Grupo Mexico SAB de CV, Series B	71,013	315,798
		352,638
Netherlands - 1.0%
Shell plc	4,563	133,825

Russia - 0.0%
Alrosa PJSC*‡ (b)	48,132	—

Singapore - 1.6%
UOL Group Ltd.	39,600	211,289

Spain - 1.4%
Aena SME SA* (a)	1,186	178,195

United Kingdom - 5.5%
Berkeley Group Holdings plc	2,109	107,997
Big Yellow Group plc, REIT	6,688	99,753
Great Portland Estates plc, REIT	6,061	42,555
Severn Trent plc	2,886	100,435
United Utilities Group plc	27,170	355,522
		706,262
United States - 41.6%
American Homes 4 Rent, Class A, REIT	7,587	260,158
American Water Works Co., Inc.	215	33,645
Ball Corp.	725	42,224
Boston Properties, Inc., REIT	1,472	109,723
Charter Communications, Inc., Class A*	550	211,371
Chevron Corp.	1,869	325,243
Comcast Corp., Class A	1,669	65,675
Cummins, Inc.	488	121,776
Deere & Co.	140	59,198
Douglas Emmett, Inc., REIT	5,079	85,073
DR Horton, Inc.	1,296	127,902
EOG Resources, Inc.	581	76,837
Equinix, Inc., REIT	218	160,912
Equity Residential, REIT	3,409	216,983
Extra Space Storage, Inc., REIT	410	64,710
Exxon Mobil Corp.	3,214	372,856
HCA Healthcare, Inc.	607	154,828
Home Depot, Inc. (The)	190	61,592
IDACORP, Inc.	1,190	125,914
Mid-America Apartment Communities, Inc., REIT	902	150,382
National Energy Services Reunited Corp.*	13,733	103,822
Newmont Corp.	1,426	75,478
NOV, Inc.	16,633	406,511
Phillips 66	1,818	182,291
PPG Industries, Inc.	924	120,434
Royal Gold, Inc.	1,588	201,724
RPM International, Inc.	2,121	190,699
SBA Communications Corp., REIT	742	220,767
Schlumberger Ltd.	7,691	438,233
Terreno Realty Corp., REIT	908	58,502
UGI Corp.	6,226	247,982
Walmart, Inc.	438	63,015

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Investments	Shares	Value ($)
Williams Cos., Inc. (The)	6,154	198,405
		5,334,865
TOTAL COMMON STOCKS (Cost $10,048,346)		10,669,212

Investments	Ounces	Value ($)
COMMODITIES - 9.0%

Gold bullion*
(Cost $1,072,790)	602	1,159,832

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 3.3%

United States - 3.3%
Enterprise Products Partners LP	8,726	223,386
Magellan Midstream Partners LP	3,671	196,031
TOTAL MASTER LIMITED PARTNERSHIPS (Cost 374,834)		419,417

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 1.6%

United States
iShares Gold Trust*
(Cost $189,043)	5,566	203,660

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 0.9%

U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2027 (Cost $121,281)	119,500	118,992

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 1.6%

INVESTMENT COMPANIES - 1.6%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.20% (c) (Cost $206,133)	206,133	206,133

Total Investments - 99.6% (Cost $12,012,427)		12,777,246
Other assets less liabilities - 0.4%		55,781
Net Assets - 100.0%		12,833,027

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Security fair valued as of January 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Represents 7-day effective yield as of January 31, 2023.

Abbreviations
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Chemicals	9.5%
Commodities	9.0
Commodity Funds	1.6
Construction Materials	1.3
Containers & Packaging	0.3
Electric Utilities	1.0
Energy Equipment & Services	7.4
Equity Real Estate Investment Trusts (REITs)	11.5
Food & Staples Retailing	0.5
Food Products	0.9
Gas Utilities	1.9
Health Care Providers & Services	1.2
Household Durables	1.8
Industrial Conglomerates	0.3
Machinery	3.5
Media	2.2
Metals & Mining	11.4
Oil, Gas & Consumable Fuels	15.3
Real Estate Management & Development	7.5
Road & Rail	3.3
Specialty Retail	0.5
Transportation Infrastructure	1.4
U.S. Treasury Obligations	0.9
Water Utilities	3.8
Short-Term Investments	1.6
Total Investments	99.6%

See Notes to Consolidated Schedule of Investments.	(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2023, the Trust consists of ten separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Fund of America (renamed First Eagle Rising Dividend Fund as of March 1, 2023), First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Income Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital by investing, under normal circumstances, in equity securities of small- and mid-cap (“smid cap”) companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. The First Eagle Global Real Assets Fund seeks long-term growth of capital.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares, except for the First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares only. On February 28, 2022, First Eagle Fund of America’s Class Y shares converted into Class A shares. As a result, Class Y shares were terminated.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), First Eagle Gold Fund (the “Gold Fund”) and First Eagle Global Real Assets Fund (the “Global Real Assets Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the invest- ment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non- qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2023, the First Eagle Global Cayman Fund, Ltd. has $4,742,830,152 in net assets, representing 9.86% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2023, the First Eagle Overseas Cayman Fund, Ltd. has $1,013,015,712 in net assets, representing 7.92% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2023, the First Eagle U.S. Value Cayman Fund, Ltd. has $139,804,528 in net assets, representing 11.46% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2023, the First Eagle Gold Cayman Fund, Ltd. has $410,602,039 in net assets, representing 17.77% of the Gold Fund’s net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2023, the First Eagle Global Real Assets Cayman Fund, Ltd. has $1,362,074 in net assets, representing 10.61% of the Global Real Assets Fund’s net assets.

b)	Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures adopted by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Funds’ Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements and the Funds’ fair valuation policy has been revised to incorporate changes required by Rule 2a-5.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2023:

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$23,956,927,516	$14,597,469,579 (a)	$–		$38,554,397,095
Corporate Bonds	–	–	4,961,302	(b)	4,961,302
Commodities *	–	5,330,702,334	–		5,330,702,334
Foreign Government Securities	–	501,394,183	–		501,394,183
Short-Term Investments	221,835	3,671,117,543	–		3,671,339,378
Total	$23,957,149,351	$24,100,683,639	$4,961,302		$48,062,794,292

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(14,427,036)	$–		$(14,427,036)
Total	$–	$(14,427,036)	$–		$(14,427,036)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the three-month period ended January 31, 2023 was as follows:

	Corporate Bonds	Foreign Government Securities		Total
Beginning Balance —market value	$5,207,318	$131,252,430		$136,459,748
Purchases(1)	—	—		—
Sales(2)	—	—		—
Transfer In — Level 3	—	—		—
Transfer Out — Level 3	—	(131,252,430	)(a)	(131,252,430)
Accrued discounts/ (premiums)	12,439	—		12,439
Realized Gains (Losses)	—	—		—
Change in Unrealized Appreciation (Depreciation)	(258,455)	—		(258,455)
Ending Balance — market value	$4,961,302	$—		$4,961,302
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(258,455)	$—		$(258,455)

(a) Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$2,618,589,987	$7,806,374,699 (a)	$15,197,108	$10,440,161,794
Commodities *	–	1,397,788,020	–	1,397,788,020
Foreign Government Securities	–	276,869,929	–	276,869,929
Short-Term Investments	70,420	503,470,316	–	503,540,736
Total	$2,618,660,407	$9,984,502,964	$15,197,108	$12,618,360,479

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(7,719,272)	$–	$(7,719,272)
Total	$–	$(7,719,272)	$–	$(7,719,272)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the three-month period ended January 31, 2023 was as follows:

	Common Stocks	Foreign Government Security		Total
Beginning Balance —market value	$14,924,062	$128,237,726		$143,161,788
Purchases(1)	—	—		—
Sales(2)	—	—		—
Transfer In — Level 3	—	—		—
Transfer Out — Level 3	—	(128,237,726	)(a)	(128,237,726)
Accrued discounts/ (premiums)	—	—		—
Realized Gains (Losses)	—	—		—
Change in Unrealized Appreciation (Depreciation)	273,046	—		273,046
Ending Balance — market value	$15,197,108	$—		$15,197,108
Change in unrealized gains or (losses) relating to assets still held at reporting date	$273,046	$—		$273,046

(a) Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of January 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input (a)
Common Stocks	15,197,108	Market Comparable Companies	Enterprise Value Multiple	0.36X - 9.35X (4.88X)	Increase
Total	15,197,108

(a) This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

First Eagle U.S. Value Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$903,177,570	$3,755,328	(a)	$–		$906,932,898
Convertible Preferred Stocks	5,287,850	–		–		5,287,850
Corporate Bonds	–	656,063		4,356,693	(b)	5,012,756
Commodities *	–	139,839,718		–		139,839,718
Master Limited Partnerships	33,959,106	–		–		33,959,106
Short-Term Investments	14,346	129,008,570		–		129,022,916
Total	$942,438,872	$273,259,679		$4,356,693		$1,220,055,244

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.

Fair Value Level 3 activity for the three-month period ended January 31, 2023 was as follows:

Corporate Bonds
Beginning Balance —market value	$3,954,544
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	27,623
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	374,526
Ending Balance — market value	$4,356,693
Change in unrealized gains or (losses) relating to assets still held at reporting date	$374,526

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$1,657,725,613	$173,279,803	(a)	$–	$1,831,005,416
Commodities *	–	410,770,929		–	410,770,929
Rights	4,340,649	–		–	4,340,649
Short-Term Investments	51,714	44,073,319		–	44,125,033
Total	$1,662,117,976	$628,124,051		$–	$2,290,242,027

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$505,901,112	$556,620,846 (a)	$–		$1,062,521,958
Convertible Preferred Stocks	27,051,746	–	–		27,051,746
Corporate Bonds	–	155,865,983	12,165,434	(b)	168,031,417
Closed End Funds	–	13,777,191	–		13,777,191
Commodities *	–	108,732,506	–		108,732,506
Foreign Government Securities	–	28,506,270	–		28,506,270
Loan Assignments	–	1,488,435	–		1,488,435
Master Limited Partnerships	62,586,797	–	–		62,586,797
Preferred Stocks	19,538,700	–	–		19,538,700
U.S. Treasury Obligations	–	151,549,384	–		151,549,384
Short-Term Investments	6,455	18,820,574	–		18,827,029
Total	$615,084,810	$1,035,361,189	$12,165,434		$1,662,611,433

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(540,949)	$–		$(540,949)
Written Options	(2,722,460)	–	–		(2,722,460)
Total	$(2,722,460)	$(540,949)	$–		$(3,263,409)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the three-month period ended January 31, 2023 was as follows:

	Corporate Bonds	Foreign Government Securities		Total
Beginning Balance —market value	$10,795,940	$7,890,932		$18,686,872
Purchases(1)	—	—		—
Sales(2)	—	—		—
Transfer In — Level 3	—	—		—
Transfer Out — Level 3	—	(7,890,932	)(a)	(7,890,932)
Accrued discounts/ (premiums)	21,155	—		21,155
Realized Gains (Losses)	—	—		—
Change in Unrealized Appreciation (Depreciation)	1,348,339	—		1,348,339
Ending Balance — market value	$12,165,434	$—		$12,165,434
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,348,339	$—		$1,348,339

(a) Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Income Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Corporate Bonds	$–	$160,335,132	$3,345,356	(b)	$163,680,488
Loan Assignments	–	2,806,951	–		2,806,951
Short-Term Investments	4,679	15,392,016	–		15,396,695
Total	$4,679	$178,534,099	$3,345,356		$181,884,134

(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.

Fair Value Level 3 activity for the three-month period ended January 31, 2023 was as follows:

Corporate Bonds
Beginning Balance —market value	$2,968,761
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	2,658
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	373,937
Ending Balance — market value	$3,345,356
Change in unrealized gains or (losses) relating to assets still held at reporting date	$373,937

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Fund of America

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$341,585,047	$16,707,010	(a)	$–	$358,292,057
Master Limited Partnerships	15,234,297	–		–	15,234,297
Short-Term Investments	1,857	4,359,438		–	4,361,295
Total	$356,821,201	$21,066,448		$–	$377,887,649

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$767,260,881	$–	$–		$767,260,881
Rights	–	–	–	^	–
Short-Term Investments	59,450,121	–	–		59,450,121
Total	$826,711,002	$–	$–		$826,711,002

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

Fair Value Level 3 activity for the three-month period ended January 31, 2023 was as follows:

Rights
Beginning Balance —market value	$—	^
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—	^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
^	Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of January 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input (a)
Rights	-^	Discounted Cash Flow	Estimated probability of the company hitting specified milestones	0% (0%)	Increase
Total	-^

^ Fair value represents zero.
(a) This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,298,016	$–	$–	$1,298,016
Short-Term Investments	49,019	–	–	49,019
Total	$1,347,035	$–	$–	$1,347,035

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$7,359,287	$3,309,925	(a)	$–	^	$10,669,212
Commodities *	–	1,159,832		–		1,159,832
Exchange-Traded Funds	203,660	–		–		203,660
Master Limited Partnerships	419,417	–		–		419,417
U.S. Treasury Obligations	–	118,992		–		118,992
Short-Term Investments	206,133	–		–		206,133
Total	$8,188,497	$4,588,749		$–		$12,777,246

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
^	Fair value represents zero.

Fair Value Level 3 activity for the three-month period ended January 31, 2023 was as follows:

Common Stocks
Beginning Balance —market value	$—	^
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—	^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
^	Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of January 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input (a)
Common Stocks	-^	Discounted Cash Flow	Estimated Recoverability	0% (0%)	Increase
Total	-^

^ Fair value represents zero.
(a) This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

c)

Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Global Real Assets Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce expo- sure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

d)	Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the period ended January 31, 2023, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

Derivatives Volume Disclosure

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Sold	434,227,725	221,778,758	15,352,414

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At January 31, 2023, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$–	$14,427,036	$(13,062,049)	$(13,830,523)

First Eagle Overseas Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$–	$7,719,272	$(6,200,742)	$(7,465,844)

First Eagle Global Income Builder Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$–	$540,949	$(415,686)	$(523,882)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of January 31, 2023:

First Eagle Global Fund

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$4,019,718	$–	$–	$4,019,718
Goldman Sachs	3,526,163	–	(3,454,917)	71,246
JPMorgan Chase Bank	2,807,148	–	(2,767,346)	39,802
UBS AG	4,074,007	–	–	4,074,007
	$14,427,036	$–	$(6,222,263)	$8,204,773

First Eagle Overseas Fund

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$2,353,680	$–	$–	$2,353,680
Goldman Sachs	1,712,439	–	(1,658,248)	54,191
JPMorgan Chase Bank	1,267,686	–	(1,233,720)	33,966
UBS AG	2,385,467	–	–	2,385,467
	$7,719,272	$–	$(2,891,968)	$4,827,304

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$160,882	$–	$–	$160,882
Goldman Sachs	129,172	–	(110,092)	19,080
JPMorgan Chase Bank	87,841	–	(75,545)	12,296
UBS AG	163,054	–	–	163,054
	$540,949	$–	$(185,637)	$355,312

*	The actual collateral received/pledged may be more than the amount reported due to over collateralization.

e)	Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Rule 18f-4 under the 1940 Act, implemented on August 19, 2022, permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., ﬁrm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of January 31, 2023, portfolio securities valued at $128,868,977 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the period ended January 31, 2023, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts - Written	16,675

At January 31, 2023, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity — Written options	$–	$2,722,460	$1,414,290	$1,261,273

f)	Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

g)	Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partner- ships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

h)	Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. TIPS are subject to interest rate risk.

i)	Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

j)	New Accounting Pronouncements — In March 2020, the FASB issued Accounting Standard Update (“ASU”) 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU 2022-06, “Reference Rate Reform (Topic 949)” which extends the effective period of ASU 2020-04 through December 31, 2024. At this time, management is evaluating implications of these changes on the financial statements.

In March 2022, the FASB issued ASU 2022-02, “Financial Instruments Credit Losses (Topic 326)”, which is intended to address issues identiﬁed during the post implementation review of ASU 2016-3, “Financial Instruments Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendment, among other things, eliminates the accounting guidance for troubled debt restructurings by creditors in Subtopic 310-40, “Receivables Troubled Debt Restructurings by Creditors”, while enhancing disclosure requirements for certain loan reﬁnancings and restructurings by creditors when a borrower is experiencing ﬁnancial difficulty. The new guidance is effective for interim and annual periods beginning after December 15, 2022. Management is currently evaluating the impact of the new standard, but does not anticipate the new standard to have a material impact to the financial statements and related disclosure.

In June 2022, FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this new standard.